                       SECURITIES ACT FILE NO. 33-20333
                   INVESTMENT COMPANY ACT FILE NO. 811-5480

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE                                             ___
SECURITIES ACT OF 1933                                                       ___
                                                                             ___
    Pre-Effective Amendment No. _____                                        ___
                                                                             ___
    Post-Effective Amendment No.   9                                          X
                                 -----                                       ---


                                    and/or
REGISTRATION STATEMENT UNDER THE                                             ___
INVESTMENT COMPANY ACT OF 1940                                               ___
                                                                             ___
      Amendment No.   9                                                       X
                    -----                                                    ---
                       (Check appropriate box or boxes.)

                         CIGNA VARIABLE PRODUCTS GROUP
              (Exact name of Registrant as specified in charter)

              1380 Main Street, Springfield, Massachusetts 01103
                   (Address of principal executive offices)

       Registrant's telephone number, including area code (800) 528-6718

         Alfred A. Bingham III, One Financial Plaza, 1380 Main Street
                       Springfield, Massachusetts 01103
                    (Name and address of agent for service)

                           _________________________

Approximate date of proposed public offering:  Continuous
                                               ----------
It is proposed that this filing will become effective (check appropriate box):
___
___  Immediately upon filing pursuant to paragraph (b)
___
___  on (date), pursuant to paragraph (b)
___
___  60 days after filing pursuant to paragraph (a)(1)
___
___  on (date) pursuant to paragraph (a)(1)
___
 X   75 days after filing pursuant to paragraph (a)(2)
---
___
___  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
___
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           _________________________
DECLARATION PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Registrant hereby declares pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940 that Registrant has registered an indefinite number of shares and has paid the registration fee appropriate thereto. The Rule 24f-2 Notice for the most recent fiscal year of Registrant was filed on February 23,
1995.                      _________________________

                                COMPANION FUND

                             CROSS-REFERENCE SHEET

        Showing the Location in the Prospectus and the Statement of Additional Information (Part A and Part B) of Information
                          Required by Form N-1A

                                    PART A

Form N-1A Item                        Prospectus Caption
--------------                        ------------------
1.    Cover Page                      Cover Page

2.    Synopsis                        Summary

3.    Condensed Financial             Financial Highlights
      Information

4.    General Description of          About the Funds; Investment Programs
      Registrant

5.    Management of the Fund          Management of the Funds; The Trust, Its
                                      Shares and Board of Trustees

6.    Capital Stock and Other         Distribution of Dividends and Capital
      Securities                      Gains; Tax Matters; The Trust, Its
                                      Shares and Board of Trustees

7.    Purchase of Securities Being    Eligible Purchasers; Purchase and
      Offered                         Redemption of Fund Shares; Computation
                                      of Net Asset Value

8.    Redemption or Repurchase        Purchase and Redemption of Fund Shares

9.    Legal Proceedings               Not Applicable

                                    PART B

                                      Statement Of Additional
Form N-1A Item                        Information Caption
--------------                        -------------------
10.   Cover Page                      Cover Page

11.   Table of Contents               Table of Contents

12.   General Information             General Information about the Funds
                                      and History

13.   Investment Objectives           Investment Objective and Policies;
      and Policies                    Investment Restrictions; Futures
                                      Contracts; Options On Futures Contracts;
                                      Risks as to Futures Contracts and Related
Options

14.   Management of the Fund          Management of the Funds

15.   Control Persons and Principal   Control Persons and Principal
      Holders of Securities           Holders of Securities

16.   Investment Advisory and Other   Investment Advisory and Other Services
      Services

17.   Brokerage Allocation            Portfolio Turnover and Brokerage
                                      Allocation

18.   Capital Stock and Other         Not Applicable
      Securities

19.   Purchase, Redemption and        Purchase, Redemption and
      Pricing of Securities           Pricing of Securities;
      Being Offered                   Limitation on Transfers

20.   Tax Status                      Tax Matters

21.   Underwriters                    Not Applicable

22.   Calculation of Performance      Performance Information
      Data

23.   Financial Statements            Incorporated by Reference

                         CIGNA VARIABLE PRODUCTS GROUP

                                  PROSPECTUS
                                JANUARY 1, 1996

                   CIGNA VARIABLE PRODUCTS HIGH YIELD FUND
                   CIGNA VARIABLE PRODUCTS INCOME FUND
                   CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
                   CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

This Prospectus contains information about the five mutual funds listed above (the "Funds") which are separate series portfolios of CIGNA Variable Products Group (the "Trust"), a Massachusetts business trust. Each Fund has distinct investment objectives and policies. The investment objectives of each Fund are listed on the inside cover page.

Shares of the Funds are available and are being marketed exclusively as pooled funding vehicles for life insurance companies writing variable annuity contracts and variable life insurance contracts ("Variable Contracts") and for qualified retirement and pension plans ("Qualified Plans").

This prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Additional information about the Funds, contained in a Statement of Additional Information dated January 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Funds at 1380 Main Street, Springfield, Massachusetts 01103. The Funds' telephone number is (860) 726-3700. The Statement of Additional Information is incorporated by reference into this prospectus. The Statement of Additional Information is not a prospectus.
---------------------------------------------------------------------------

        Please read this prospectus and retain it for future reference.

THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

CIGNA VARIABLE PRODUCTS HIGH YIELD FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND PRIOR TO INVESTING. SEE "INVESTMENT PROGRAMS - CIGNA VARIABLE PRODUCTS HIGH YIELD FUND."

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
---------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES



The investment objectives of the Funds are as follows:

CIGNA VARIABLE PRODUCTS HIGH YIELD FUND: To provide the highest current income attainable consistent with reasonable risk through investment primarily in high yield, high risk non-investment grade fixed income securities.

CIGNA VARIABLE PRODUCTS INCOME FUND: To provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in fixed rate investment grade corporate debt securities and U.S. Government securities.

CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND: To provide long-term growth of capital by investing primarily in common stocks, preferred stocks and convertible debt of companies based outside the United States.

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND: To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND: To provide long-term growth of capital by investing principally in common stocks.

Each Fund pursues its investment objective through separate investment policies, and is managed separately by the investment adviser. The investment objective(s) of each Fund are deemed to be fundamental policies which may not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the Investment Company Act of 1940 (the "1940 Act")). Further information is available in the Statement of Additional Information. There are risks in the ownership of any security and no assurance can be given that any particular Fund will achieve its investment objective.

                         CIGNA VARIABLE PRODUCTS GROUP

                                    SUMMARY


The Trust is an open-end, diversified management investment company offering a selection of investment vehicles for insurance companies issuing variable annuity and variable life insurance contracts and for Qualified Plans.

Each Fund has its own distinct investment objective. These objective are described in more detail under the heading "Investment Objectives." Although each Fund will be managed by experienced professionals, there can be no assurance that the objectives will be achieved.

There are levels of risk involved with each Fund. For fixed income securities, there is the risk that interest rates will change, thereby affecting the value of the securities. Generally, the value of fixed income securities declines as interest rates rise, and conversely, their value rises as interest rates decline. There is also a credit risk; that is, a risk related to the financial ability of an issuer to make periodic interest payments and ultimately repay the principal at maturity. For equity securities, there is the market risk associated with movement of the stock market in general. In addition, there is the financial risk related to earnings stability and overall financial soundness of individual issuers and of issuers collectively which are a part of a particular industry. See "Certain Investments Strategies and Policies" for a discussion of these risks.

Shares of the Funds are sold at their net asset value per share, without sales charge. Please read your insurance company's separate account prospectus or your Qualified Plan's documents for discussions relating to instructions on how to invest in and redeem from each Fund.

CIGNA Investments, Inc., the Funds' adviser, provides each Fund with investment advice and other services. Each Fund pays CIGNA Investments, Inc. a management fee for the management of investments and business affairs. For a discussion of these, please see "Management of the Funds."

The above information is qualified in its entirety by the detailed information appearing elsewhere in this prospectus, the statement of additional information, and, as applicable, the separate account prospectus or Qualified Plan documents.

                               TABLE OF CONTENTS


                                                                                           Page
                                                                                           ----
INVESTMENT OBJECTIVES....................................................................   2
SUMMARY .................................................................................   3
EXPENSE TABLE............................................................................   5
FINANCIAL HIGHLIGHTS.....................................................................   7
ABOUT THE FUNDS..........................................................................   8
INVESTMENT PROGRAMS......................................................................   9
CERTAIN INVESTMENT STRATEGIES AND POLICIES...............................................  15
ELIGIBLE PURCHASERS......................................................................  23
PURCHASE AND REDEMPTION OF FUND SHARES...................................................  23
COMPUTATION OF NET ASSET VALUE...........................................................  24
DISTRIBUTION OF DIVIDENDS AND CAPITAL GAINS..............................................  26
TAX MATTERS..............................................................................  26
MANAGEMENT OF THE FUNDS..................................................................  27
PERFORMANCE..............................................................................  29
THE TRUST, ITS SHARES AND BOARD OF TRUSTEES..............................................  31
APPENDIX - DESCRIPTION OF MONEY MARKET INSTRUMENTS AND
   OF RATING CATEGORIES .................................................................  32

                                 EXPENSE TABLE

The following Expense Table lists the transaction expenses and approximate annual operating expenses related to an investment in each of the Funds. The Table does not reflect charges and deductions which are or may be imposed under Variable Contracts or Qualified Plans. Please refer to the applicable Variable Contract prospectus or Qualified Plan documents for such charges. The expenses and fees set forth in the Table are for the fiscal year beginning January 1, 1996.

                       SHAREHOLDER TRANSACTION EXPENSES

                                                                                                           ALL SERIES
                                                                                                           ----------
Maximum Sales Load Imposed on Purchases (as a percentage of the offering price)..............................None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of the offering price)...................None
Deferred Sales Load (as a percentage of original purchase price or redemption proceeds as applicable)........None
Redemption Fees (as a percentage of amount redeemed, if applicable)..........................................None
Exchange Fee.................................................................................................None


                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       HIGH            INTERNATIONAL   MONEY    S&P 500
                                                                      YIELD   INCOME       STOCK       MARKET    INDEX
Management Fees
 Investment Management Fees/1/....................................    .75%     .50%          .80%       .35%      .25%
12b-1 Fees........................................................    None     None          None       None      None
All Other Operating Expenses
 (After Reimbursement)/1/.........................................    .50%     .50%          .45%       .35%      .35%
TOTAL FUND OPERATING EXPENSES/2/
 (REFLECTS EXPENSE LIMITATION.  SEE FOOTNOTES /1/ AND /2/ BELOW)..   1.25%    1.00%         1.25%       .70%      .60%


_________________________

/1/For a more complete description of the Management Fees, see "Management of the Trust." CIGNA Investments, Inc. ("CII"), the Funds' investment adviser, has agreed, as to each Fund, to reimburse such portion of its management fee as is necessary to cause the Total Fund Operating Expenses of each Fund during each calendar year not to exceed the following percentages of each of the Fund's average daily net asset value for such year:

                    High Yield              -     1.25%
                    Income                  -     1.00%
                    International Stock     -     1.25%
                    Money Market            -      .70%
                    S&P 500 Index           -      .60%


If this reimbursement is not sufficient to cause the Total Fund Operating Expenses of any Fund not to exceed the applicable percentage of average daily net asset value, CII has agreed to pay such other expenses of the applicable Fund as is necessary to keep Total Fund Operating Expenses from exceeding the applicable percentage. These arrangements will continue in effect until the end of the fiscal year ending December 31, 1996, and afterwards to the extent described in the Funds' then current prospectus. To the extent management fees are reimbursed by CII, or expenses of a Fund are paid by CII, the total return to shareholders will increase. Total return to shareholders will decrease to the extent management fees are no longer reimbursed or expenses of a Fund are no longer paid.

/2/Total Fund Operating Expenses for the S&P 500 Index Fund for 1994 were .78% of this Fund's average daily net asset value. The stated Operating Expense and Total Fund Operating Expenses reflect the current voluntary expense limitation. As to the remaining Funds, Other Operating Expenses are based on estimated amounts for the current fiscal year. Other Operating Expenses include all expenses not specifically assumed by CII or any investment sub-adviser to any Fund.

EXAMPLE:

The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted above, the Funds charge no redemption fees of any kind.

                                                                HIGH              INTERNATIONAL  MONEY   S&P 500
                                                                YIELD     INCOME      STOCK      MARKET   INDEX
 1 Year....................................................... $ 13      $ 10         $ 13        $ 7      $ 6
 3 Years...................................................... $ 40      $ 32         $ 40        $22      $19
 5 Years...................................................... $ --      $ --         $ --        $--      $27
10 Years...................................................... $ --      $ --         $ --        $--      $75

--------------------------------------------------------------------------------

The purpose of the Expense Table is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. For the purpose of the example, assume reinvestment of all dividends and distributions. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For a more complete description of the Management Fee, see "Management of the Trust." The expense information for CIGNA Variable Products S&P 500 Index Fund in the above table has been restated to reflect current voluntary expense limitations. For CIGNA Variable Products Income, High Yield, Money Market and International Stock Fund, Other Operating Expenses are based on estimated amounts for the current fiscal year.

                             FINANCIAL HIGHLIGHTS


The financial highlights for each of the periods identified below and included in the financial statements of the Funds have been examined by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The following information should be read in conjunction with the financial statements and notes thereto available with the Statement of Additional Information.




FINANCIAL HIGHLIGHTS TO BE INSERTED.

WILL ONLY HAVE FINANCIAL HIGHLIGHTS FOR S&P 500 FUND

Certain additional performance and other information concerning the Funds is contained in the Funds' most recent Annual Report to Shareholders, a copy of which will be provided upon request and without charge to each person who receives a prospectus.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

CIGNA Variable Products High Yield Fund, CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund, CIGNA Variable Products Money Market Fund and CIGNA Variable Products S&P 500 Index Fund are separate series of CIGNA Variable Products Group, a Massachusetts business trust established by a Master Trust Agreement dated February 4, 1988 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company (see "The Trust, Its Shares and Board of Trustees"). These mutual funds are referred to in this prospectus as the "Funds" and separately as a "Fund." Each Fund has its own investment objective and policies designed to meet specific investment goals. Each Fund intends to qualify as a regulated investment company for Federal income tax purposes. Their sole purpose is to serve as funding vehicles for the investment of monies paid by holders of Variable Contracts issued through separate accounts of life insurance companies ("Life Companies") and by Qualified Plans. The Qualified Plans and the Life Companies may or may not make all the Funds described in this prospectus available for investment to the Variable Contract owners or Qualified Plan participants, as the case may be. Historically, the variable annuity contracts have been issued by Connecticut General Life Insurance Company ("CG Life"), an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Corporation is an insurance and financial services holding company. The Funds may also serve as funding vehicles for Variable Contracts issued by other life insurance companies affiliated with CIGNA Corporation or by life insurance companies which may be unaffiliated with CIGNA Corporation (see "Eligible Purchasers").

The Trust does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust offers its shares for products offered by Life Companies which may or may not be affiliated with each other or that it offers its shares to Qualified Plans. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Shares are offered only to Eligible Purchasers (see "Eligible Purchasers"). Shares are offered at net asset value without the imposition of a sales load, sales charge or selling commission.

INVESTMENT PROGRAMS
--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS HIGH YIELD FUND

The Fund's objective is to provide the highest current income attainable consistent with reasonable risk through investment primarily in high yield, high risk non-investment grade fixed income securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Securities of less than investment grade are typically considered "junk bonds."

The Fund seeks high income by purchasing principally securities that are rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poors Corporation ("S&P"), or securities of comparable quality in the opinion of CII that are either non-rated or rated by other recognized credit rating agencies. It should be noted, however, that achievement of the Fund's investment objective may be more dependent on CII's own credit analysis, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. The Fund may also invest in preferred stocks.

The foregoing Moody's and S&P ratings are described in the Appendix to this prospectus.

While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. Generally, the Fund's net asset value and interest rates will vary inversely.

CIGNA VARIABLE PRODUCTS INCOME FUND

The Fund's objective is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in fixed rate investment grade corporate debt securities and U.S. government securities. Thus, under normal market conditions the Fund will invest at least 65% of its assets in these securities. The Fund invests in a diversified portfolio of marketable debt securities. Up to 55% of the assets of the Fund may be invested in U.S. Government securities, including securities of U.S. Government agencies or instrumentalities and securities that are classified as "government securities" for the purpose of the annuity diversification rules of Section 817(h) of the Internal Revenue Code. In addition, the assets of the Fund may be invested in obligations of, or guaranteed by, U.S. banks or bank holding companies that are considered by CII to be investment grade or better and money market instruments eligible for purchase by CIGNA Variable Products Money Market Fund.

CIGNA Variable Products Income Fund also may invest up to 20% of its assets in other fixed-income securities, including convertible bonds and preferred stocks, and in common stocks and similar equity securities when they are acquired as parts of units with fixed-income securities (including warrants or rights to purchase equity investments) or upon exercise of such warrants or rights or upon the conversion of such securities. See the Statement of Additional Information for a description of warrants.

The Fund may invest up to 40% of its assets in foreign entities of which up to 25% may be payable in foreign currencies and traded abroad. Purchases of foreign securities payable in foreign currencies will be affected either favorably or unfavorably by changes in the value of the foreign currencies against the U.S. dollar. Investing in foreign securities payable in foreign currencies carries increased risk to the Fund (see "Risk Factors Regarding Foreign Securities").

The Fund's assets may include securities that have been purchased on a when-issued or delayed-delivery basis. Delivery and payment for these securities could take place a month or more after the date of the transaction, during which time the value of the purchase commitment will fluctuate with the market for comparable securities. However, both the payment and interest terms of the securities are fixed at the time the Fund makes a commitment to purchase the securities. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

The Fund may invest up to 20% of its assets in debt securities of less than investment grade (i.e., securities rated Ba/BB or below by Moody's and S&P). Such securities are commonly referred to as junk bonds. See "Risk Factors Regarding Non-Investment Grade Debt Securities" for the risk factors associated with investments in such securities.

Changes in interest rates are likely to result in increases or decreases in the value of the investments in CIGNA Variable Products Income Fund. The value of the securities in this Fund can be expected to vary inversely with the changes in prevailing interest rates. Thus, when interest rates go up, bond prices go down, and vice versa.

CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND

The Fund's investment objective is to provide long-term growth of capital by investing primarily in common stocks, convertible and non-convertible preferred stocks, and convertible debt of companies based outside the United States. Income is an incidental consideration. For these purposes, the phrase "based outside the United States" means companies the principal headquarters of which are located in a foreign country and which are organized under the laws of a foreign country.

CII serves as investment adviser to the Fund, and CIGNA International Investment Advisors, Ltd. ("CIIA") serves as sub-adviser. See "Management Of The Trust." In selecting securities for the Fund, CIIA will generally seek to allocate the Fund's assets among companies based in 8-12 different foreign countries. It is the present intention of CIIA to invest primarily in the securities of companies based in countries included in or countries which the sponsor of the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index") has announced it will include in the EAFE Index, and Canada. As of March 31, 1995, the EAFE Index included the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Under normal conditions the Fund will maintain no less than 65% of its total assets in the equity securities of companies based in at least five of the aforementioned countries. The 65% figure represents a minimum level of investment under normal circumstances. The actual level of investment will, of course, fluctuate in accordance with CIIA's assessment of market conditions. Ordinarily, the Fund will not invest more than 50% of its total assets in the securities of companies based in Japan, nor more than 30% of its total assets in the securities of companies based in the United Kingdom. The Fund will not ordinarily invest more than 25% of its total assets in any other single developed country, such as Australia, Canada, France or Germany. If, in CIIA's opinion, it becomes desirable to exceed any of these thresholds, the Fund will issue a sticker supplement to this prospectus describing the risk factors associated with investing in the relevant countries.

The Fund may invest up to 15% of its total assets in the equity and convertible debt securities of companies based in developing countries as defined by the Morgan Stanley Capital International Emerging Markets Index (the "Emerging Markets Index"). As of March 31, 1995, the Emerging Markets Index included the following countries: Argentina, Brazil, Chile, Columbia, Greece, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Portugal, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, and Venezuela.

While the Fund intends to invest primarily in the securities of companies based in countries included in the EAFE Index and the Emerging Markets Index (the "Indices"), it will not necessarily invest its assets according to the percentage weightings assigned by the Indices to a particular country or company; the Fund is actively managed and is not an indexed fund. Since Malaysia is included in both the EAFE Index and the Emerging Markets Index, securities of companies based in Malaysia will not be included in the 15% limitation noted above.

The Fund intends to invest principally in the securities of companies which CIIA believes possess a strong financial base and have opportunities for growth within expanding international economies and markets. In determining the appropriate distribution of investments among various countries, CIIA ordinarily considers the following factors: prospects for relative economic growth; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; and the range of individual investment opportunities available to the international investor. CIIA's expectations with respect to currency movements are also considered in evaluating investment in each country. While CIIA does not generally hedge against currency risks, the Fund may from time to time engage in foreign exchange transactions to hedge the Fund's exposure to changes in foreign currency relative to the U.S. Dollar. See "Foreign Exchange Transactions." Once CIIA has determined that a particular country has favorable investment characteristics, CIIA seeks to identify (a) those economic sectors within the national economy that have the potential for strong and sustainable growth and
(b) those companies that stand to benefit from this expected outcome. In this regard, CIIA seeks to focus on long-term political, demographic, and sociological change to anticipate important valuation shifts in securities prices.

In appropriate circumstances, such as when a direct investment by the Fund in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Fund may, consistent with the provisions of the 1940 Act, invest in the securities of closed-end investment companies that invest in foreign securities. Since the Fund's shareholders would be subject to additional fees, including management fees, for any asset so invested, CIIA will invest in such closed-end investment companies only where, in its opinion, the potential returns justify incurring the additional expense.

The Fund may invest in convertible preferred stock and convertible debt when, in the opinion of CIIA, the yield or conversion price makes investment in such instruments more attractive than investment in the underlying equity security. The Fund will limit investments in convertible debt securities to 10% of the Fund's net assets. The Fund will dispose of any bond, as soon as practicable consistent with achieving an orderly disposition, that would cause the Fund to hold more than 5% of its net assets in bonds rated below investment grade (i.e., bonds rated BB or Ba or below by S&P or Moody's or, if not so rated, which in the opinion of CIIA are of comparable quality).

Under normal conditions the Fund will maintain 0 - 20% of its total assets in cash or high quality money market instruments

(such as banker's acceptances, certificates of deposit, time deposits, and commercial paper), each of which may be denominated in U.S. Dollars or foreign currencies. When deemed appropriate by CIIA, for temporary defensive purposes, the Fund may invest all or a major portion of its assets in high quality money market instruments. See "Money Market Instruments" in this prospectus and the Statement of Additional Information for a description of the limitations on such investments by the Fund. The Fund will not invest 25% or more of its assets in obligations issued by a single foreign government, its agencies, and instrumentalities.

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND

The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The Fund intends to invest in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the Fund may invest in other money market instruments such as bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. Commercial paper is purchased primarily from U.S. issuers but may be purchased from foreign issuers so long as it is denominated in U.S. dollars. All of these instruments, including commercial loan participations, are briefly described in "Description of Money Market Instruments" and are described more fully in the Statement of Additional Information.

Pursuant to procedures adopted by the Board of Trustees, the Fund may purchase only high quality securities that CII believes present minimal credit risks. To be considered high quality, a security must be a U.S. government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by CII.

High quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g.
S&P's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest rating in order for CII to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of

Trustees, CII may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The Fund may not invest more than 5% of its total assets in second tier securities. In addition, the Fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Fund will limit its investments to securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less.

CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

The primary objective of the Fund is long-term growth of capital by investing principally in common stocks. The Fund will seek to fulfill this objective by attempting to replicate the composition and total return, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities of companies which compose the S&P 500. The Fund is designed as a long-term investment vehicle.

The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current price.

The Fund is subject to market risk -- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

While the Fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the Fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while CII, the investment adviser to the Fund, generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the Fund's stock portfolio to mirror the S&P 500 exactly. For instance, the Fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the Fund anticipates holding at least 480 of the S&P 500 issues at all times.

The Fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as certificates of deposit, commercial paper, commercial loan participations, bankers' acceptances, U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the Fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by CII. Except in extraordinary circumstances, the Fund will not invest in short-term fixed income securities or hold assets in cash for temporary, defensive purposes.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to CII or the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to CII or the Fund. S&P has no obligation to take the needs of CII or the Fund or the record or beneficial owners of the Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the Fund or the pricing of the Fund's shares or in the determination or calculation of the equation by which the Fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CII, RECORD OR BENEFICIAL OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CERTAIN INVESTMENT STRATEGIES AND POLICIES
--------------------------------------------------------------------------------

In pursuit of its objectives and policies, one or more of the Funds may employ one or more of the following strategies in order to enhance investment results:

MONEY MARKET INSTRUMENTS. (ALL FUNDS) When deemed appropriate for temporary or defensive purposes, each of the Funds may hold substantially all of its assets in the form of cash or cash equivalent money market instruments described in the appendix to this prospectus ("Money Market Instruments.") However, CIGNA Variable Products S&P 500 Index Fund will only invest in Money Market Instruments for temporary or defensive purposes under extraordinary circumstances. In addition, CIGNA Variable Products S&P 500 Index Fund may invest in money market instruments pending investment in common stocks or to meet anticipated short-term cash needs. Of course, CIGNA Variable Products Money Market Fund invests exclusively in Money Market Instruments. None of the Funds, other than CIGNA Variable Products Money Market Fund, is required to limit such investments to those which, at the date of purchase, are "First Tier" or "Second Tier" securities as those terms are defined in Rule 2a-7 under the 1940 Act.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. (ALL FUNDS) Funds may purchase securities on a "when-issued" basis, that is, delivery of and placement for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Funds also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to Federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or high grade securities in an amount equal to the when-issued commitment. If the market value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other high grade securities. For a more complete description of when-issued securities and delayed delivery transactions see the Statement of Additional Information.

DOLLAR ROLL TRANSACTIONS. (CIGNA VARIABLE PRODUCTS INCOME FUND ONLY) In order to enhance portfolio returns and manage prepayment risks, CIGNA Variable Products Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

Dollar roll transactions involve the risk that the market value of the securities the Fund has committed to purchase may decline below the price of the securities that the Fund has sold. In the event the buyer of securities in a dollar roll transaction files for bankruptcy, or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities from the bankrupt party.

ILLIQUID SECURITIES. (ALL FUNDS) Each Fund may invest up to 15% of its net assets (10% of the net assets of CIGNA Variable Products Money Market Fund) in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. CII determines the liquidity of each Fund's investments. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES. (CIGNA VARIABLE PRODUCTS HIGH YIELD FUND AND CIGNA VARIABLE PRODUCTS INCOME FUND) CIGNA Variable Products High Yield Fund, and to a lesser extent CIGNA Variable Products Income Fund, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility of junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

In addition many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

INVESTMENTS IN FOREIGN SECURITIES. (ALL FUNDS) Each Fund may invest up to 25% of its total assets (up to 40% for CIGNA Variable Products Income Fund (of which up to 25% may be payable in foreign currencies and traded abroad), 50% for CIGNA Variable Products Money Market Fund and 100% for CIGNA Variable Products International Stock Fund) in Canadian and other foreign securities, although CIGNA Variable Products Money Market Fund may only invest in foreign securities denominated in U.S. dollars. To the extent it invests in securities denominated in foreign currencies, a Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund (other than CIGNA Variable Products Money Market Fund) may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.

FOREIGN EXCHANGE TRANSACTIONS. (ALL FUNDS EXCEPT CIGNA VARIABLE PRODUCTS MONEY MARKET FUND). Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those countries. This may be accomplished through direct purchases or sales of foreign currency, purchases of options on futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

The Funds may purchase and sell options on futures contracts, forward contracts or futures contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. Each Fund's dealings in foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency. The Funds will not speculate in foreign exchange. No Fund will commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets which it could invest in foreign securities.

RISK FACTORS REGARDING FOREIGN SECURITIES. (ALL FUNDS) Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described above.

     CURRENCY RISK. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

     REGULATORY RISK. Foreign companies are not registered with the Securities and Exchange Commission and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     MARKET RISK. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs and other administrative costs may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     EMERGING MARKETS RISK (CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND). The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic products, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

PORTFOLIO TURNOVER. (ALL FUNDS EXCEPT CIGNA VARIABLE PRODUCTS MONEY MARKET FUND AND CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND). Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. It is anticipated, given the S&P 500 Index Fund's policy of attempting to replicate composition and performance, before expenses, of the S&P 500, that portfolio turnover will be lower than that of an actively managed fund. CIGNA Variable Products S&P 500 Index Fund's historical portfolio turnover rates are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Distributions of Dividends and Capital Gains."

STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS (CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND AND CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND). INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS (CIGNA VARIABLE PRODUCTS HIGH YIELD FUND AND CIGNA VARIABLE PRODUCTS INCOME FUND) ("DEBT FUNDS").

CIGNA Variable Products S&P 500 Index Fund may invest in stock index futures having an aggregate face value of up to 20% of the Fund's total assets in order to simulate full investment in the underlying S&P 500 to obtain full market exposure immediately upon receiving cash pending investment in common stocks of companies in the S&P 500 and to limit transaction costs should invested assets need to be sold to meet redemption requests. CIGNA Variable Products International Stock Fund will only enter into stock index futures contracts as a hedge against changes in the values of the securities held or which the Fund intends to purchase. Similarly, each of the Debt Funds may purchase and sell interest rate futures contracts or purchase and sell options on such contracts to hedge its portfolio of debt securities against changes in interest rates. A futures contract on an index (such as the S&P 500) is an agreement between two parties

(buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or, in the case of stock index futures contracts, by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

The Funds may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract generally may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract. See the information set forth below and the Statement of Additional Information for information on the risks associated with these investments.

The Funds' use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the Commodity Futures Trading Commission relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Funds may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the entity's principal regulator (in the case of the Funds, the Securities and Exchange Commission) to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value (i.e., the net asset value) of the applicable Fund's portfolio. For further information regarding futures contracts and options thereon, see the Statement of Additional Information.

RISK FACTORS RELATING TO FUTURES CONTRACTS AND OPTIONS. (CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND, CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND, CIGNA VARIABLE PRODUCTS HIGH YIELD FUND, AND CIGNA VARIABLE PRODUCTS INCOME FUND) The use of futures contracts and options may involve risks not associated with other types of instruments which the Funds intend to purchase. In particular, a Fund's positions in futures contracts and options may be closed out only on an exchange which provides a liquid secondary market therefor, and there can be no assurance that a liquid secondary market will exist for any particular futures contract or option. The inability to close out options and futures positions could have an adverse impact on a Fund's ability to effectively hedge its securities and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. A Fund's ability to hedge effectively through transactions in futures contracts or options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options. It is possible that there may be an imperfect correlation between the hedging instrument and the hedged securities, which could result in an ineffective hedge and a loss to the Fund. It is expected that even as an index fund, the CIGNA Variable Products S&P 500 Index Fund will not be able to achieve perfect correlation among the Fund, the S&P 500, and stock index futures and options contracts, although the correlation can be expected to be very close if the Fund invests only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. See the Statement of Additional Information for a further description of the Funds' investments in futures contracts.

ELIGIBLE PURCHASERS
--------------------------------------------------------------------------------

Shares may be purchased only by Eligible Purchasers. Eligible Purchasers are limited to: (1) those separate accounts established by CG Life or by other Life Companies that are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and that serve as the underlying investment vehicles for Variable Contracts; (2) Qualified Plans; and (3) Connecticut General Life Insurance Company (on behalf of Connecticut General Life Insurance Company Field Individual Deferred Compensation Plan) ("CG Life Field Plan"). Thus, Eligible Purchasers who have purchased Fund shares are the only shareholders. Shares may not be purchased by individuals or by the general public. The Board of Trustees of the Trust may broaden or limit the definition of Eligible Purchasers. Purchase of shares is subject to acceptance by the Trust and is not binding until so accepted.

PURCHASE AND REDEMPTION OF SHARES OF THE FUNDS
--------------------------------------------------------------------------------

Shares of the Funds are sold exclusively to and redeemed by Eligible Purchasers on a continuous basis. Purchase and redemption orders received by Life Companies and Qualified Plans on a given business day from Variable Contract owners or Qualified Plan participants, as the case may be, will be effected at the net asset value of the applicable Fund on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Eligible Purchaser's responsibility to properly transmit purchase and redemption orders and payments in accordance with applicable requirements. Individuals may not place orders directly with the Funds. The Funds do not issue share certificates. Please refer to the prospectus of your Life Company's separate account or Qualified Plan documents for information on how to invest in each Fund.

Investments by Eligible Purchasers in each Fund are expressed in terms of full and fractional shares of each Fund. All investments in the Funds are credited to an Eligible Purchaser's account immediately upon acceptance of the investment by a Fund.

The offering of shares of any Fund may be suspended for a period of time and each Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in CII's opinion, they are of a size that would disrupt the management of a Fund.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

State Street determines the net asset value of shares of each of the Funds as of the close of business on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading and on any other day on which there is a sufficient degree of trading in a Fund's investments that the current net asset value of its shares might be materially affected. The NYSE is closed on New Year's Day, President's Day, Good Friday, Martin Luther King Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The computation of net asset value is made by dividing each Fund's total net assets by the number of outstanding shares of such Fund at the time of calculation. Net assets are the excess of a Fund's assets over its liabilities. Equity securities, including warrants, that are listed on a national securities exchange or that are part of the NASDAQ National Markets system are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities actively traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price, which may be based upon valuations furnished by a pricing service or from independent securities dealers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Except in the case of CIGNA Variable Products Money Market Fund, short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of a Fund, with the exception of futures contracts which are discussed below, are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees of the Trust. The net asset value so computed applies to all purchase orders and redemption requests in the hands of State Street, duly executed in accordance with applicable instructions, on the day of such determination. Any orders received after such time are executed at the net asset value next determined.

FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

OPTIONS ON FUTURES CONTRACTS

The premium paid by a Fund for the purchase of a call or put option on futures contracts is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The current market value of a purchased option on futures contracts is the last reported sale price or, if no sales are reported, the last bid price. If an option on futures contracts which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If a Fund exercises a purchased put option on futures contracts, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a Fund exercises a purchased call option on futures contracts, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

VALUATION OF MONEY MARKET INVESTMENTS (CIGNA VARIABLE PRODUCTS MONEY MARKET
FUND)

Money market investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows CIGNA Variable Products Money Market Fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share they may alter this procedure. The shareholders of the Fund will be notified prior to any such change, unless such change is only temporary, in which case the shareholders will be notified after the change. See the Statement of Additional Information for more information on amortized cost procedures.

DISTRIBUTION OF DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

It is expected that shares of the Funds will be held under the terms of Variable Contracts or Qualified Plans. Under current tax law, dividends or capital gain distributions from any Fund are not currently taxable when left to accumulate within a Variable Contract or Qualified Plans. Depending on the Variable Contract or Qualified Plan, withdrawals from the contracts may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59 1/2.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to pay out all of its net investment income and net realized capital gains for each year. Dividends and net realized capital gains, if any, from the Funds will be distributed at least annually (except that dividends are declared and paid daily in the case of the CIGNA Variable Products Money Market
Fund). After distribution from a Fund (other than the Money Market Fund), the Fund's share price drops by the amount of the distribution. Because dividends and capital gain distributions are reinvested in shares of the Fund paying the dividend or distribution, the total value of a shareholder's account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.

TAX MATTERS
--------------------------------------------------------------------------------

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to take all other action required to ensure that no Federal income taxes will be payable by the Funds. As a result, each Fund will generally seek to distribute annually to Shareholders most or all of its undistributed taxable income and any undistributed net realized capital gains (after use of any available capital loss carry forwards). Because of this policy, the Funds do not anticipate being subject to the 4% excise tax imposed on the undistributed income of mutual funds.

The Trust was established as the underlying investment for Variable Contracts issued by the Life Companies. (See "About the Funds")

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Variable Contracts held in the Funds. The Code provides that a Variable Contract shall not be treated as an annuity contract or life insurance for any period (and any subsequent period) for which the investments of the underlying Fund are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the Variable Contract as an annuity contract or life insurance would result in imposition of federal income tax on contract owners with respect to earnings allocable to the Variable Contract prior to the receipt of payments under the Variable Contract.
Section 817(h)(2) of the Code is a safe harbor provision which provides that contracts such as the

Variable Contracts meet the diversification requirements if, as of the close of each quarter, the underlying Fund assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the Treasury Department in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-
5), which established diversification requirements for the investment portfolios underlying Variable Contracts. The Regulations amplify the diversification requirements for Variable Contracts set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if
(i) no more than 55 percent of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70 percent of such value is represented by any two investments; (iii) no more than 80 percent of such value is represented by any three investments; and (iv) no more than 90 percent of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of Variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

As indicated elsewhere in this prospectus, Fund shares are also offered for sale to Qualified Plans. The Regulations also provide that satisfaction of the requirements of the Regulations shall not be prevented by reason of the fact that shares in the investment company (i.e., a Fund) may be held by the trustee of a qualified pension or other retirement plan (i.e., Qualified Plan).

Each Fund will be managed in such manner as to comply with these diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The investment adviser to each of the Funds is CIGNA Investments, Inc. ("CII"), an indirect, wholly-owned subsidiary of CIGNA Corporation. CII also serves as investment adviser for other investment companies including investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. CII and other affiliates of CIGNA Corporation manage combined assets of approximately $70 billion. CII's mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

Pursuant to a Master Investment Advisory Agreement the Trust, on behalf of the Funds, employs CII to manage the investment and reinvestment of the assets of the Funds. CIIA serves as sub-adviser to CIGNA Variable Products International Stock Fund pursuant to a sub-advisery agreement between CII and CIIAL. Subject to the control and periodic review of the Board of Trustees, CII (and CIIAL with respect to CIGNA Variable Products International Stock Fund) determines what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash and other temporary investments. CII is also responsible for overall management of the business affairs of the Trust and the Funds.

As full compensation for the investment management and all other services rendered by CII and any sub-adviser, each Fund pays CII a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Fund's average daily net assets, as follows: CIGNA Variable Products Income Fund - 0.50%; CIGNA Variable Products High Yield Fund - 0.75%; CIGNA Variable Products S&P 500 Index Fund - 0.25%; CIGNA Variable Products Money Market Fund - 0.35%; and CIGNA Variable Products International Stock Fund - 0.80%. Reflecting the specialized nature of their investment policies, the management fees paid by CIGNA Variable Products High Yield Fund and CIGNA Variable Products International Stock Fund exceed those paid by most other investment companies. These fees, however, do not exceed those paid by funds with similar investment objectives.

Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of investment management fees, custodian fees, fees for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining legal existence and all other costs not specifically borne by CII. Trust-wide expenses not identifiable to any particular Fund will be allocated among the Funds. CII has agreed to reimburse the Funds to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of a Fund exceed a percentage of the value of the relevant Fund's average daily net assets, as follows: CIGNA Variable Products Income Fund - 1%; CIGNA Variable Products High Yield Fund -1.25%; CIGNA Variable Products S&P 500 Index Fund - 0.75%; CIGNA Variable Products Money Market Fund - 0.60%; and CIGNA Variable Products International Stock Fund - 1.25%.

The investment management fee payable in 1994 to CII by CIGNA Variable Products S&P 500 Index Fund (then known as Companion Fund) was 0.35% of average daily net assets, and total expenses of this Fund in 1994 were 0.78% of average daily net assets.

CII investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02105 serves as transfer agent and dividend disbursing agent for the Funds. State Street is also custodian of the assets of the Funds.

From time to time, the Funds may pay brokerage commissions on portfolio transactions to brokers who may be deemed to be affiliates of CIGNA Corporation under the 1940 Act, as amended. See the Statement of Additional Information for further details.

PORTFOLIO MANAGEMENT

The individuals who are primarily responsible for the day-to-day management of each of the Funds (other than CIGNA Variable Products Money Market Fund and CIGNA Variable Products S&P 500 Index Fund) are described below:

CIGNA VARIABLE PRODUCTS HIGH YIELD FUND. Alan C. Petersen is a Managing Director of CII. Mr. Petersen is the original portfolio manager of this new Fund. Mr. Petersen also manages CIGNA High Income Shares, a closed-end management investment company. CIGNA High Income Shares invests primarily in high yield, high risk securities.

CIGNA VARIABLE PRODUCTS INCOME FUND. Thomas R. Foley is a Managing Director of CII. Mr. Foley is the original portfolio manager of this new Fund. Mr. Foley also manages INA Investment Securities, Inc., a closed-end management investment company that invests primarily in investment grade bond investments.

CIGNA VARIABLE PRODUCTS INTERNATIONAL STOCK FUND. Lee Mickelburough is Senior Portfolio Manager and Head of London Office Equities for CIGNA International Investment Advisors, Ltd., the sub-adviser to this Fund. Previously, Mr. Mickelburough was Resident Director and Head of Australia Office for CIGNA International Investment Advisors Australia Limited. Mr. Mickelburough is the original portfolio manager of this new Fund. Mr. Mickelburough also manages CIGNA International Stock Fund, an open-end management investment company that invests primarily in foreign equity securities.

PERFORMANCE
-------------------------------------------------------------------------------

Each Fund's performance may be quoted in advertising in terms of yield and total return if accompanied by performance of your Life Company's separate account. Performance is based on historical results and not intended to indicate future performance. For additional performance information, contact your Life Company for a free annual report.

CIGNA Variable Products Money Market Fund's yield refers to the income generated by an investment in the Fund over a specified seven day period, expressed as an annual percentage rate. Its effective yield is calculated similarly, but assumes that the income earned from investments is reinvested. The Money Market Fund's effective yield will tend to be slightly higher than its yield because of this compounding effect.

For CIGNA Variable Products High Yield Fund and CIGNA Variable Products Income Fund, yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the dividend and interest income, if any, it earned from its portfolio of investments for a specified 30-day period (net of expenses), divides it by the number of its shares entitled to receive dividends and expresses the result as an annualized percentage rate based on the Funds's share price at the end of the 30-day period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differs from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to an account or the income reported in the Fund's financial statements.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in each Fund, including changes in share price (except for the Money Market Fund) and assuming each Fund's dividends and capital gain distributions, if any, are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

Yields and total returns quoted for the Funds include the effect of deducting each Fund's expenses, but may not include charges and expenses attributable to any particular Variable Contract or Qualified Plan. Since shares of the Funds may only be purchased by Eligible Purchasers, you should carefully review the prospectus of the Variable Contract you have chosen or Qualified Plan documents for information on relevant charges and expenses. Excluding these charges from quotations of each Fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Fund's performance to that of other funds.

THE TRUST, ITS SHARES AND BOARD OF TRUSTEES
--------------------------------------------------------------------------------

On April 26, 1988, the shareholders of Companion Fund, a series of shares of CIGNA Annuity Funds Group, approved an Agreement and Plan of Reorganization and Liquidation (the "Plan") whereby, upon the effective date of the Plan, Companion Fund would become a series of the Trust (such series to be known as Companion
Fund) and shareholders of Companion Fund, the series of shares of CIGNA Annuity Funds Group, would become shareholders of Companion Fund, a series of shares of the Trust, in a tax-free exchange of shares. The Plan became effective on April 26, 1988. Companion Fund is now known as CIGNA Variable Products S&P 500 Index Fund. The Trust currently consists of five separately managed Funds. Additional Funds were added to the Trust by an amendment to the Trust's registration statement having an effective date of [JANUARY 1, 1996.] The Board of Trustees is authorized in the Master Trust Agreement to create new series of shares without the necessity of a vote of shareholders of the Trust. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

Under the Master Trust Agreement no annual or regular meetings of shareholders are required. Meetings of shareholders of a series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Master Trust Agreement. It is not expected that shareholder meetings will be held annually.

Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees.

Shares of the Trust may be owned by the CG Life Field Plan, by separate accounts of the Life Companies or by the Qualified Plans (see "About the Funds" and "Eligible Purchasers"). Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of shareholders. With respect to the Qualified Plans, the trustees of such Plans will vote the shares held by the Qualified Plans, except that in certain cases such shares may be voted by a named fiduciary or an investment manager pursuant to the Employee Retirement Income

Security Act of 1974. There is no pass-through voting to the participants in the Qualified Plans.

Shares of each Fund will entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any Fund. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual Fund, a separate vote of shareholders of that Fund would be required. Shareholders of a Fund would not be entitled to vote on any matter which does not affect that Fund but which would require a separate vote of another Fund.

When issued, shares of a Fund are fully paid and nonassessable, and have no preemptive or subscription rights. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of the Trust and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed on behalf of the Trust. The Master Trust Agreement provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

A majority of the Trustees is not affiliated with CIGNA Corporation or any of its subsidiary companies. The Trustees meet quarterly to review the results of the Funds, to monitor investment activities and practices, and to review and act upon future plans for the Funds. The role of the Trustees is not to approve specific investment purchases and sales, but rather to exercise a control and review function.


APPENDIX
--------------------------------------------------------------------------------

DESCRIPTION OF MONEY MARKET INSTRUMENTS

U.S. GOVERNMENT DIRECT OBLIGATIONS - Bills, notes, and bonds issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCIES SECURITIES - Certain Federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

BANKERS' ACCEPTANCES - A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS - A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

COMMERCIAL PAPER - The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

COMMERCIAL LOAN PARTICIPATIONS - Participating interests in loans made by a bank, or a syndicate of banks represented by an agent bank, to corporate borrowers. Loan participations may extend for the entire term of the loan or may extend only for short "strips" that correspond to stated payments on the underlying loan. The loans underlying such participations may be secured or unsecured, and a Fund may invest in loans collateralized by mortgages on real property. Each Fund will limit its investments in commercial loan participations to those which are considered by the Trustees (with the advice of CII) to be of comparable quality to permitted commercial paper investments.

REPURCHASE AGREEMENTS - A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations. The repurchase agreement may be considered a loan by a Fund to the issuer of the agreement, a bank or securities dealer, with the U.S. Government security serving as collateral for the loan.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

DESCRIPTIONS OF RATING CATEGORIES

The following are descriptions of ratings assigned by Moody's and S&P to certain debt securities in which CIGNA Variable Products High Yield Fund and, to a lesser extent, CIGNA Variable Products Income Fund may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating categories.

MOODY'S:
-------

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P:
---

BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

Custodian and Transfer Agent:                                   CIGNA VARIABLE
State Street Bank and Trust Company                             PRODUCTS GROUP
225 Franklin Street
Boston, Massachusetts 02110                                     PROSPECTUS
                                                                JANUARY 1, 1996
Investment Adviser:
CIGNA Investments, Inc.
900 Cottage Grove Road
Hartford, Connecticut 06152

Investment Sub-Adviser [CIGNA Variable Products International Stock Fund]:
CIGNA International Investment Advisors, Ltd.
Park House 16 Finsbury Circus
London, England  EC2M 7AX

Independent Accountants:
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



[ART]

            C I G N A   V A R I A B L E  P R O D U C T S  G R O U P
            -------------------------------------------------------



     S T A T E M E N T   O F   A D D I T I O N A L   I N F O R M A T I O N

                          J A N U A R Y  1,  1 9 9 6



================================================================================


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for CIGNA Variable Products Group (CIGNA Variable Products High Yield Fund, CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund, CIGNA Variable Products Money Market Fund and CIGNA Variable Products SUP 500 Index Fund) (collectively the "Funds" and each separately as a "Fund")), having the same date as the date of this Statement of Additional Information. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. No investment in shares of any of the Funds should be made without first reading the prospectus for the Funds. A copy of the prospectus for the Funds may be obtained from CIGNA variable Products Group at 1380 Main Street, Springfield, MA 01103.

The financial statements for CIGNA Variable Products Group for fiscal year ended December 31, 1994, as contained in the Annual Report to Shareholders dated December 31, 1994, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended December 31, 1994 have been examined by Price Waterhouse LLP, independent accountants, whose report thereon also is incorporated herein by reference.



The financial statements of the Funds referred to above will be delivered with this Statement of Additional Information.

    TABLE OF CONTENTS
    -----------------
                                                                      Page
                                                                      ----
            General Information About the Funds......................... 3
            -----------------------------------

            Investment Objectives and Policies.......................... 4
            ----------------------------------
               Cross-Reference to Prospectus:
                Investment Objectives
                About the Funds
                Investment Programs

            Futures Contracts.......................................... 13
            -----------------

            Options on Futures Contracts............................... 15
            ----------------------------

            Risks as to Futures Contracts and Related Options.......... 16
            -------------------------------------------------
               Cross-Reference to Prospectus:
                Investment Programs

            Investment Restrictions.................................... 19
            -----------------------
               Cross-Reference to Prospectus:
                Investment Objectives
                Investment Programs

            Tax Matters................................................ 21
            -----------
               Cross-Reference to Prospectus:
                Tax Matters

            Activities Of Affiliated Companies......................... 25
            ----------------------------------

            Control Persons and Principal Holders of Securities........ 25
            ---------------------------------------------------

            Management of the Funds.................................... 25
            -----------------------
               Cross-Reference to Prospectus:
                Management of the Funds

            Investment Advisory and Other Services..................... 27
            --------------------------------------
               Cross-Reference to Prospectus:
                Investment Advisory and Other Services

            Portfolio Turnover and Brokerage Allocation................ 30
            -------------------------------------------

            Performance Information.................................... 32
            -----------------------
               Cross-Reference to Prospectus:
                 Performance

            Purchase, Redemption and Pricing of Securities............. 34
            ----------------------------------------------
               Cross-Reference to Prospectus:
                Purchase and Redemption of Fund Shares
                Computation of Net Asset Value

            Dividends.................................................. 35
            ---------
               Cross-Reference to Prospectus
                 Distribution of Dividends and Capital Gains

            Limitation on Transfers.................................... 35
            -----------------------

            Ratings of Securities...................................... 35
            ---------------------

    GENERAL INFORMATION ABOUT THE FUNDS
    -----------------------------------

    The Trust has five separate series portfolios or Funds:

            CIGNA Variable Products High Yield Fund
            CIGNA Variable Products Income Fund
            CIGNA Variable Products International Stock Fund
            CIGNA Variable Products Money Market Fund
            CIGNA Variable Products S&P 500 Index Fund.

    Prior to [JANUARY 1, 1996 - EFFECTIVE DATE OF AMENDMENT ADDING SERIES] the sole series of the Trust was CIGNA Variable Products S&P Index Fund, which was formerly known as Companion Fund. The four other funds referred to above were added to the Trust on [JANUARY 1, 1996 - EFFECTIVE DATE OF NEW PROSPECTUS].

    Prior to November 9, 1993, Companion Fund sought to fulfill its investment objective through an active management strategy, investing primarily in common stocks of established medium to large-size companies selected by CIGNA Investments, Inc. ("CII"), its investment adviser, as having prospects for above-average earnings growth. On that date, at the request of Connecticut General Life Insurance Company ("CG Life") (which on its own behalf and through its separate accounts was the Fund's sole shareholder), the Board of Trustees of the Trust authorized CII to change Companion Fund's investment strategy to the indexation approach described in the prospectus.

    CIGNA Variable Products is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, and was organized as a Massachusetts business trust pursuant to a Master Trust Agreement dated February 4, 1988. On April 26, 1988, the Trust acquired the assets and liabilities of Companion Fund, a series of shares of CIGNA Annuity Funds Group. As mentioned above, Companion Fund is now known as CIGNA Variable Products S&P 500 Index Fund. Under the Master Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

    Each Fund is a separate series of the Trust. The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, are specifically allocated to the appropriate Fund, subject only to the rights of creditors. They constitute the underlying assets of each of Fund, are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

    Each share of each Fund represents an equal, proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Upon any liquidation of the Trust, shareholders of a Fund are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

    INVESTMENT OBJECTIVES AND POLICIES
    ----------------------------------

    The following information supplements the material contained in the prospectus regarding each Fund's investment objectives and policies.

    Description of Money Market Instruments
    ---------------------------------------

    U.S. GOVERNMENT DIRECT OBLIGATIONS--issued by the U.S. Treasury and include bills, notes, and bonds.

           . Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

           . Treasury notes are longer-term interest bearing obligations with original maturities of one to ten years.

           . Treasury bonds are longer-term interest bearing obligations with original maturities from ten to thirty years.

    U.S. GOVERNMENT AGENCIES SECURITIES--Certain Federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. These agencies include the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the U.S. Government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. When the draft is accepted by a bank, the bank guarantees to pay the face value of the instrument on its maturity date. An investor can purchase a banker's acceptance in the secondary market at the going rate of discount for a specific maturity. In addition to purchasing bankers' acceptances from domestic branches and foreign branches of U.S. commercial banks, bankers' acceptances denominated in each case in U.S. dollars, may be purchased from foreign branches and U.S. branches of foreign banks having at least one billion dollars (U.S.) of assets. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit ("CD") is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Each Fund may invest in U.S. dollar denominated CD's issued by domestic branches and foreign branches of U.S. banks which are members of the Federal Reserve System; by foreign branches and U.S. branches of foreign banks and by U.S. domiciled savings and loan institutions having in each case at least one billion dollars (U.S.) of assets. CD's issued by foreign branches of U.S. banks are called "Eurodollar CD's" while CD's issued by U.S. branches of foreign banks are called "Yankee CD's."

    COMMERCIAL LOAN PARTICIPATIONS--Each Fund will limit its investments in loan participations to those which are considered by the Fund's adviser, CIGNA Investments, Inc. ("CII") to be of comparable quality to permitted commercial paper investments. These ratings are described under "Ratings of Securities." Further, for the purposes of each Fund's investment restrictions, each loan participation will be treated as an obligation of both the originating bank (or agent bank in the case of loans originated by a syndicate of banks) and the corporate borrower. In addition, each Fund may only invest up to 5% of the value of its total assets in loan participations.

    Loan participations in which a Fund may invest may vary in legal structure. Occasionally, lenders assign to another institution both the lenders's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. Such novations are relatively rare since they typically require the consent of the borrower. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower. An active secondary market for particular loan participations may not develop, which would result in a substantial restriction on a Fund's ability to liquidate such participations prior to maturity.

    REPURCHASE AGREEMENTS--Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. Under the terms of a typical repurchase agreement, a Fund purchases an underlying U.S. Government security, including securities issued or guaranteed by the U.S. Treasury or agencies and instrumentalities of the U.S. Government, for a relatively short period (most likely overnight and usually not more than five days) subject to an obligation of the seller to repurchase, and the Fund to resell, the security at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Funds may enter into repurchase agreements with banks having $1 billion or more of assets and with broker/dealers having net capital of $100 million or more. The Funds require that the counter-party's obligation under repurchase agreements be sufficiently collateralized so that the value of the underlying collateral securities at least equals the amount of the repurchase agreement. Also, the Funds require that the underlying securities be held by the custodian of Fund assets, either physically or under the Federal Book Entry System.

    Repurchase agreements could involve certain risks in the event of default or insolvency of the repurchasing bank or broker/dealer, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. CII, in accordance with procedures adopted by the Board of Trustees of the Trust, monitors and evaluates the credit-worthiness of banks and dealers with which the Funds engage in repurchase agreements.

    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. U.S. dollar denominated time deposits may be purchased from domestic branches and foreign branches of U.S. banks which are members of the Federal Reserve System (not including savings and loan institutions) and from foreign branches and U.S. branches of foreign banks having at least one billion dollars (U.S.) of assets.

    U.S. dollar denominated certificates of deposit, time deposits and bankers' acceptances issued by foreign branches of U.S. banks or by foreign banks either in the U.S. or abroad may present investment risks in addition to the risks involved in investments in obligations of, or guaranteed by, domestic banks. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other governmental restrictions. Generally, foreign branches of U.S. banks and U.S. branches of foreign banks are subject to fewer U.S. regulatory restrictions than are applicable to domestic banks, and foreign branches of U.S. banks may be subject to less stringent reserve requirements than domestic banks. U.S. branches of foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial record-keeping standards as, domestic banks. Foreign branches of foreign banks generally would not be subject to any U.S. regulatory restrictions or disclosure, financial recordkeeping or accounting requirements.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other business entities. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. domiciled issuers. Commercial paper may also be purchased from foreign issuers issued either in the U.S. ("Yankee" commercial paper) or abroad if, in any case, such paper is denominated in U.S. dollars.

    OTHER CORPORATE OBLIGATIONS--Each Fund may purchase notes, bonds and debentures issued by corporations and other business entities. However, CIGNA Variable Products Money Market Fund will purchase such obligations only if at the time of purchase there is one year or less remaining until maturity or if they carry a variable or floating rate of interest.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, or state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

    CIGNA Variable Products Money Market Fund may invest in variable and floating rate instruments even if they carry stated maturities in excess of one year, upon certain conditions contained in a rule of the Securities and Exchange Commission, but will do so only if there is a secondary market for such instruments or if they carry demand features permitting them to be redeemed upon notice of seven (7) days or less at par, or both.

    CIGNA Variable Products Money Market Fund will not invest in variable amount master demand notes. A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date a Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value. CII will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such instruments, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    Description of Income Instruments for CIGNA Variable Products High Yield
    ------------------------------------------------------------------------
    Fund
    ----

    As noted in the prospectus, the Fund purchases principally debt securities that are rated Ba or lower by Moody's or BB or lower by S&P.

    Included among the high-yield, high risk securities in which the Fund may invest are securities issued in connection with corporate restructurings such as takeovers or leveraged buyouts. Securities issued to finance corporate restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructuring. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize.

    Because investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type constituting high-yield, high risk securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuer's creditworthiness tend to occur more frequently and in a more pronounced manner than do such changes with respect to higher quality segments of the fixed income securities market, causing greater yield and price volatility. Commissions and underwriting spreads associated with the purchase of high-yield, high risk bonds are typically higher than those associated with the purchase of high grade bonds.

    The Fund may also invest in preferred stocks with yields that are attractive, provided that such investments are otherwise consistent with the investment objective and policies of the fund. A preferred stock is an equity security that entitles the holders to a priority in liquidation over holders of the issuer's common stock. In liquidation, the holders of preferred stock are subordinate to the holders of the issuer's debt obligations. Typically, preferred stocks include the right to receive regular dividend payments and may also include conversion rights, put and call obligations and other features. In determining whether to invest in any particular stock, CII will consider all relevant factors, including the dividend yield, its conversion features, if any, its liquidity, and the overall financial condition of the issuer. Under normal circumstances, the Fund will not invest more than 10% of its assets in preferred stock.

    The Fund may invest up to 20% of its total assets in "private placements," i.e., securities that are subject to restrictions on resale because they have not been registered under the securities Act of 1933, as amended (the "1933 Act"). Privately placed securities, which include securities eligible for resale under Rule 144A under the 1933 Act, ordinarily can be sold by the Fund in privately negotiated transactions to a limited number and/or particular type of purchases or in a public offering made pursuant to an effective registration statement under the 1933 act. Private or public sales of such securities by the Fund are likely to involve delays and expenses. Private sales require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. For these reasons, restricted securities are less liquid than registered securities and certain restricted securities may be illiquid. The lack of third party evaluation of the credit quality of these securities and the possibility of a less liquid secondary market because of restrictions placed by some investors with respect to the purchase of non-rated securities may also increase the risk to investors.

    The Fund will not acquire common stocks, except when (i) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (ii) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interest of the same or different issuer; or (iii) in the case of an exchange offering whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

    Description of Income Instruments for CIGNA Variable Products Income Fund
    -------------------------------------------------------------------------

    In pursuing its investment objectives, at least 80% of the total assets of CIGNA Variable Products Income Fund will be invested in the following types of interest-bearing securities:

       (1) Marketable debt securities that are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB); see "Ratings of Securities."

       (2)  U.S. Government securities, as described below.

       (3) Obligations of, or guaranteed by, U.S. banks or bank holding companies, which obligations are considered by CII to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that said obligations shall have such qualities.

       (4) Money market instruments eligible for purchase by CIGNA Variable Products Money Market Fund, which instruments are considered by CII to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that said obligations shall have such qualities.

       (5) Marketable securities (payable in U.S. dollars) of, or guaranteed by, the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof.

    The balance of CIGNA Variable Products Income Fund's assets may be invested in other fixed-income securities, including straight debt and convertible debt securities and preferred stock. Investment positions may be held in common stock and similar equity securities (including warrants or rights to purchase equity investments as described below) when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities. CIGNA Variable Products Income Fund also may purchase and sell interest rate futures contracts and purchase options on futures contracts as described under "Futures Contracts" and "Options on Futures Contracts."

    U.S. Government securities include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. Treasury securities include Treasury bills, Treasury notes and Treasury bonds. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than ten years. The Federal agencies established as instrumentalities of the U.S. Government to supervise and finance certain types of activities include the Federal Home Loan Banks, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Bank for Cooperatives.

    U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others. The Fund will not invest in obligations of the Asian Development Bank, the Inter-American Development Bank or the International Bank for Reconstruction and Development (World Bank).

    U.S. Government obligations, including those that are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by Federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as the Federal National Mortgage Association). Certain securities issued by Federal agencies or instrumentalities backed by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association and the Small Business Administration. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Warrants are, in effect, longer term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus its exercise price, thus resulting in a profit.
    However, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.

    Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing unseasoned companies. The purchase price varies with the security, the life of the warrant and various other investment factors. Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets.

    CIGNA Variable Products High Yield Fund and CIGNA Variable Products Income
    --------------------------------------------------------------------------
    Fund:  Risk Factors
    -------------------

    As noted in the prospectus, CIGNA Variable Products High Yield Fund, and, to a lesser extent, CIGNA Variable Products Income Fund, invest in debt securities of less than investment grade (i.e., securities rated Ba/BB or below by Moody's and S&P). Such securities are often referred to as high yield or junk bonds and are typically considered "high risk" securities. High yield bonds may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for high yield bonds and adversely effect their values. Such an economic downturn may be expected to result in increased price volatility of high yield bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

    Also, issuers of high yield bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default. When the secondary market for high yield bonds becomes increasingly illiquid, or in the absence of readily available market quotations for high yield bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value the Fund's securities more difficult, and judgement plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the high yield bond market may affect the Fund's ability to dispose of portfolio securities at a desirable price.

    The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time, be changed to reflect developments in the issuer's financial condition. High yield bonds have speculative characteristics which are apt to increase in number and significance with each lower rating category. Also, prices of high yield bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.

    Certain laws or regulations may have a material effect on the Fund's net asset value and investment practices. For example, legislation requiring federally-insured savings and loan associations to divest their investments in high yield bonds may further adversely affect the market for such bonds.

    Characteristics of CIGNA Variable Products S&P 500 Index Fund
    -------------------------------------------------------------

    CIGNA Variable Products S&P 500 Index Fund seeks long-term growth of capital by investing primarily in common stocks. Realization of current income is an incidental consideration, although it is hoped that growth in income will accompany growth in capital. The portfolio of the Fund normally will consist primarily of equity securities of companies which compose the S&P 500.

    The Fund also may invest in certain short-term fixed income securities, stock index futures and options on futures, as more fully described in the prospectus under "CIGNA Variable Products S&P 500 Index Fund."

    Characteristics of CIGNA Variable Products Income Fund
    ------------------------------------------------------

    Considerations of liquidity and preservation of capital mean that CIGNA Variable Products Income Fund may not necessarily invest in instruments paying the highest available yield at a particular time. This Fund may, consistent with its investment objective, attempt to maximize yields by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. This Fund will also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be held by this Fund, may result in frequent changes in portfolio holdings. There usually are no brokerage commissions as such paid in connection with the purchase of securities of the type in which this Fund may invest. See "Brokerage Allocation" for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

    Changes in interest rates are likely to result in increases or decreases in the value of the investments of CIGNA Variable Products Income Fund. The value of the securities in this Fund can be expected to vary inversely with the changes in prevailing interest rates. Thus, depending upon whether interest rates have increased or decreased since the time a security was purchased, such security, if sold, might be sold at a loss or a gain. If debt instruments are held to maturity, no gain or loss would normally be realized as a result of interest rate fluctuations.

    Characteristics of CIGNA Variable Products International Stock Fund
    -------------------------------------------------------------------

    The Fund will invest in securities listed on foreign securities exchanges or securities traded in the over-the-counter market. Debt securities will be acquired in new offerings or in principal trades with broker/dealers. Ordinarily, the Fund will not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objective, regardless of the holding period of that security. The rating applied to a debt security or money market instrument (see "Ratings of Securities" below) at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but may not compel, a decision to dispose of a security. Nonetheless, the Fund does not intend to hold more than 5% of its net assets in bonds rated below investment grade (i.e. bonds rated BB or Ba or below by S&P or Moody's or if not so rated, which in the opinion of CIGNA International Investment Advisors, Ltd. ("CIIA"), sub-adviser to the Fund, are of comparable quality). Therefore, the Fund will dispose of any bond, as soon as practicable consistent with achieving an orderly disposition, that would cause the Fund to violate the above-referenced limitation. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.

    Characteristics of CIGNA Variable Products Money Market Fund
    ------------------------------------------------------------

    The types of money market instruments in which the Fund presently invests are listed under "Description of Money Market Instruments" in the prospectus and this statement of additional information. If the Trustees determine that it may be advantageous to invest in other types of money market instruments the Fund may invest in such instruments, if it is permitted to do so by its investment objective, policies and restrictions.

    The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.

    The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations; in which case, the net asset value could possibly be greater or less than $1.00 per share. If the Trustees deem it inadvisable to continue the practice of maintaining the net asset value at $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

    Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

    Matters relating to all Funds
    -----------------------------

    Except as described under "Investment Restrictions," the foregoing investment characteristics are not fundamental and the Board of Trustees may change such policies without shareholder approval. The Board will not change a Fund's investment objectives without the required shareholder vote as set forth in "Investment Restrictions" below. There is risk inherent in any investment, and there is no assurance that any of the strategies and methods of investment available to any Fund will result in the achievement of its objectives.

    FUTURES CONTRACTS
    -----------------

    (Stock Index Futures Contracts - CIGNA Variable Products S&P 500 Index Fund
    ---------------------------------------------------------------------------
    and CIGNA Variable Products International Stock fund  ("Equity Funds") and
    --------------------------------------------------------------------------
    Interest Rate Futures Contracts - CIGNA Variable Products Income Fund and
    -------------------------------------------------------------------------
    CIGNA Variable Products High Yield Fund ("Debt Funds")
    ------------------------------------------------------

    A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the Standard & Poor's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ - 100 Stock Index the Value Line Stock Index, the Nikkei 225 Stock Average, the Topix, the FT-SE100, the Major Market Index, the Matif Stock Index and the Australia All Ordinairies.

    CIGNA Variable Products International Stock Fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the Fund intends to purchase. When the Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the Fund's portfolio of securities, the Fund may sell stock index futures contracts. CIGNA Variable Products Group S&P 500 Index Fund's use of stock index futures is discussed in the prospectus.

    An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. Currently, there are futures contracts based on a variety of financial instruments including long-term U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, Eurodollars, the Japanese 10 Year Bond, the German 10 Year Bond, the Australian 10 Year Bond, London InterBank Offer Rate, Sterling, Long Gilt and the Bond Buyer Municipal Bond Index.

    The Debt Funds and CIGNA Variable Products International Stock Fund may enter into interest rate futures contracts for the purpose of hedging debt securities in their portfolios or the value of debt securities which the Funds intend to purchase. For example, if one of these Funds owned long-term debt securities and interest rates were expected to increase, they might sell interest rate futures contracts. If, on the other hand, these Funds held cash reserves and interest rates were expected to decline, they might purchase interest rate futures contracts.

    In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Trust's Custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the custodian for the Fund for the account of the broker a stated amount, as called for by a particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

    Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the applicable Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when an Equity Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value.
    Conversely, where an Equity Fund purchases a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund purchases an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

    OPTIONS ON FUTURES CONTRACTS (Equity Funds/Debt Funds)
    ------------------------------------------------------

    An option on a futures contract gives the purchaser (the Fund) the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

    CIGNA Variable Products S&P 500 Index Fund's use of options on futures contracts is discussed in the prospectus. The other Funds may purchase put options on futures contracts to hedge against the risk of falling prices for their portfolio securities, and may purchase call options on futures contracts as a hedge against a rise in the price of securities which they intend to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

    RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS
    -------------------------------------------------

    There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, debt securities or foreign currency which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt securities or foreign currency, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

    Successful use of hedging instruments by a Fund is also subject to CII's ability to predict correctly movements in the direction of the stock market (Equity Funds), of interest rates (Debt Funds) or of foreign exchange rates (foreign currencies). Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by CII of general market trends may not result in a completely successful hedging transaction.

    It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

    Positions in futures contracts or options may be closed out only on an Exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on Exchanges or Boards of Trade where there appears to be an active market, there is no assurance that a liquid market on an Exchange or Board of Trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, a Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the portfolio of the Fund to suffer losses which it would not otherwise sustain.

    Foreign Currency Transactions (All Funds Except CIGNA Variable Products
    -----------------------------------------------------------------------
    Money Market Fund)
    ------------------

    The Funds may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

    Generally, Funds may engage in both "transaction hedging" and "position hedging". When a Fund engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

    For transaction hedging purposes a Fund may also purchase exchange-listed call and put options on foreign currencies. A put option on currency gives the Fund the right to sell a currency at a specific exercise price. A call option on currency gives a Fund the right to purchase a currency at a specific exercise price. The time when call and put options are exercisable depends on whether the options are American options or European options. American options are exercisable at anytime during the option period. European options are exercisable only on a designated date.

    When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Funds may also purchase or sell foreign currency on a spot basis.

    The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. For example, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

    Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

    Regardless of whether CII (or CIIA in the case of CIGNA Variable Products International Stock Fund) determines that it is advisable to hedge a Fund's currency risk, the Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

    Forward Currency Contracts - A forward currency contract is an agreement
    --------------------------
    between two parties to purchase and sell a specific quantity of a currency at a price specified at the time of the contract, with delivery and settlement at a specified future date. In the case of purchases of forward currency contracts, an amount of cash and cash equivalents, equal to the market value of the portfolio security sold, will be deposited in a segregated account with the Trust's Custodian to collateralize the position and ensure that the use of such contracts is unleveraged.

    In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks and their customers). A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades.

    Forward currency contracts are less liquid than currency futures contracts, and there is an increased risk of default by the counterparty as compared to futures contracts. Forward currency contracts differ from currency futures contracts in certain other respects as well. For example, the maturity date of a forward contract may be any fixed number of days from the date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward currency contracts are traded directly between currency traders so no intermediary is required. A forward contract generally requires no margin or other deposit.

    At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. There is no assurance that a Fund will be able to close a forward contract prior to maturity and, under such circumstances, a Fund may have exposure to adverse changes in exchange rates.

    INVESTMENT RESTRICTIONS
    -----------------------

    Each Fund is subject to the following investment restrictions, unless otherwise noted, which may not be changed without the approval of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares of that Fund are represented at the meeting in person or by proxy (see "Ownership of Fund Shares" in the Funds' prospectus for a description of the individual's rights with respect to giving voting instructions to Life Companies).

    Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by a Fund.

    A Fund may not:

    1. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund taken at current value would be invested in the securities of such issuer, except (a) bank certificates of deposit and obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities, and (b) up to 25% of CIGNA Variable Products Money Market Fund's total assets taken at current value may be invested without regard to such 5% limitation in bankers' acceptances in which the Fund may invest consistent with its investment policies.

     2. Acquire more than 10% of the voting securities of any issuer or more than 10% of any class of securities of any issuer. (For these purposes, all preferred stocks of any issuer are regarded as a single class, and all debt securities of an issuer are regarded as a single class.)

     3. Concentrate more than 25% of its assets in any one industry, except that CIGNA Variable Products Money Market Fund may invest up to 100% of its assets (a) in the domestic banking industry, (b) in the personal credit institution or business credit institution industries when, in the opinion of management, yield differentials make such investments desirable, or (c) in any combination of these.

     4. Invest in securities of businesses less than three years old (including predecessors), if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in such securities.

     5. Make investments for the purpose of gaining control of a company's management.

     6. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities convertible into or exchangeable for securities of the same issuer as, and equal in amount to, the securities sold short.

     7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, provided, however, that CIGNA Variable Products S&P 500 Index Fund, CIGNA Variable Products International Stock Fund, CIGNA Variable Products High Yield Fund and CIGNA Variable Products Income Fund may make margin payments in connection with transactions in stock index futures contracts, financial futures contracts and related options thereon.

     8. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

     9. Invest in securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Trust or officers and directors of CII who beneficially own more than 1/2 of 1% of the securities of that issuer, together own more than 5%.

    10. Make loans, except (a) by purchase of debt obligations and through repurchase agreements referred to under "Certain Investment Practices" in the Funds' prospectus, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of a Fund's total assets (taken at current value) and (b) through the lending of its portfolio securities with respect to not more than 25% of its total assets. (As a matter of policy, securities loans would be made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents at least equal at all times to the value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received in interest-bearing short-term securities or receive a fee from the borrower. The Fund may call such loans in order to sell the securities involved or to exercise voting or other rights available to it as beneficial owner of the securities involved.)

    11. Borrow money in excess of one-third of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, except that the Funds referred to in paragraph 7 above may enter into stock index futures contracts and financial futures contracts, as indicated. Such borrowings will be repaid before any additional investments are made. Interest paid on such borrowings would reduce the yield on the Fund's investments. (The Board of Trustees regards this restriction as setting forth the Trust's policy with respect to the issuance of senior securities.)

    12. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of one-third of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by Restriction No. 11 above. (For the purpose of this restriction, collateral arrangements with respect to margin for a financial futures contract or stock index futures contract are not deemed to be a pledge of assets.)

    13. Purchase or sell mortgages or real estate, although it may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

    14. Purchase or sell commodities or commodity contracts, except, however, that CIGNA Variable Products S&P 500 Index Fund and CIGNA Variable Products International Stock may purchase and sell stock index futures and options thereon and CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund and CIGNA Variable Products High Yield Fund may purchase and sell financial futures contracts and options thereon.

    15. Purchase options or puts, calls, straddles, spreads or combinations thereof except, however, CIGNA Variable Products S&P 500 Index Fund and CIGNA Variable Products International Stock Fund may purchase and sell options on stock index futures contracts and on stock indices and CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund and CIGNA Variable Products High Yield Fund may purchase and sell options on financial futures contracts; in connection with the purchase of fixed income securities, however, a Fund may acquire warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (See "Description of Income Instruments for CIGNA Variable Products Income Fund" and "Description of Income Instruments for CIGNA Variable Products High Yield Fund" for a description of the policy of these Funds with respect to such warrants or other rights.)

    16. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

    The foregoing percentages, as well as those percentages referred to under "Investment Objectives and Policies," will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

    TAX MATTERS
    -----------

    Each series of shares of the Trust is treated as a separate association taxable as a corporation.

    Each Fund intends to qualify under the Internal Revenue Code of 1986 (the "Code"), as amended, as a regulated investment company ("RIC") for each taxable year. As of the date hereof, each Fund must, among other things, meet the following requirements: A. Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income including but not limited to gains from options, futures or forward contracts derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must generally derive less than 30% of its gross income from the sale or disposition of any of the following held less than three months: i) stock or securities, ii) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies or options, futures or forward contracts are not directly related to the Fund's business of investing in stock, securities or options and futures thereon. There are exceptions to the 30% test when a Fund, in combination with other factors, realizes gains to satisfy abnormal redemptions. Abnormal redemptions occur on any day when net redemptions exceed one percent of the Fund's net asset value. Accordingly, the extent to which the Funds may engage in futures contracts and related options may be materially limited by this 30% test with the exception of CIGNA Annuity Money Market Fund which does not engage in such transactions. C. Each Fund must diversify its holdings so that, at the end of each fiscal quarter: i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

    As a RIC, each Fund will not be subject to Federal income tax ("FIT") on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year.

    Under the provisions of Section 817(h) of the Code, a variable annuity contract - other than a contract issued in connection with certain tax qualified retirement plans or retirement plans maintained by certain government employers - will not be treated as an annuity contract for any period for which the investments of the separate account, such as the separate accounts that are eligible to purchase shares of the Fund, are not "adequately diversified". In general, the regulations issued under Section 817(h) provide that a separate account shall be considered adequately diversified if the assets of such separate account are invested so that no more than 55% of the value of such assets is represented by any one investment, no more than 70% of such value is represented by any two investments, no more than 80% of such value is represented by any three investments and no more than 90% is represented by any four investments. The Code allows a separate account to look through to the assets of a regulated investment company for purposes of the "adequately diversified" requirement. Each Fund intends that the investments in its portfolio shall be

    "adequately diversified". For these purposes, all securities of the same issuer are treated as a single investment. However, in the case of government securities each government agency or instrumentality is treated as a separate issuer. The regulations include a specific definition of "government security" which includes any security issued, guaranteed or insured by the United States or any instrumentalities of the United States. In addition, a certificate of deposit for any of the foregoing securities is included within the definition of a "government security." Accordingly, certain Fund investments may be treated as "government securities" for the purpose of Section 817(h) of the Code, even though such investments may not be treated as a government security when such phrase is used elsewhere in the prospectus or Statement of Additional Information.

    All Funds except CIGNA Variable Products Money Market Fund:  Section 1092 of
    -----------------------------------------------------------
    the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first to the extent that the modified wash sale rules of the
    Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends-received deduction. In certain cases, the wash sale rules of Section 1091 of the Code may operate to defer deductions for losses.

    Section 1256 of the Code generally requires that futures contracts and options on future contracts be "marked-to-market" at the end of each year for Federal income tax purposes. Section 1256 further characterizes 60% of any gain or loss with respect to a futures contract as long-term capital gain or loss and 40% as short-term capital gain or loss. If a futures contract is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

    The Funds may invest in certain foreign currency transactions which may be subject to taxation under Section 988.

    CIGNA Variable Products International Stock Fund
    ------------------------------------------------

    If more than 50% of the value of the Fund's total assets consist of foreign stock or securities at the close of its taxable year, the Fund may elect to pass through the credit or deduction for foreign taxes to shareholders who are U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts, and estates). As a result, shareholders who want to take the benefit of the foreign tax credit or deduction on their U.S. income tax returns would include in gross income, in addition to taxable dividends actually received from the Fund, their proportionate share of foreign taxes paid by the

    Fund. If the Fund makes such an election, it will report to shareholders, shortly after the end of the taxable year, their proportionate share of gross foreign source income and foreign taxes paid by the Fund.

    The Fund may invest in shares of stock of a foreign entity which is classified under the Internal Revenue Code as a Passive Foreign Investment Company ("PFIC"). Investments in PFIC's may affect the character of gains, the timing of recognition of gains or losses, and the amount of gains or losses recognized. In addition, such investments may subject the Fund to a U.S. federal income tax which cannot currently be eliminated by making distributions to Fund shareholders.

    A foreign corporation may be classified as a PFIC for a taxable year if 75% or more of its gross income is passive income or the average holdings of assets that produce passive income is at least one half of its total assets. Passive income would include investment income, including but not limited to, interest and dividend income. Under IRS rules, the Fund may be taxed on its share of gain from a disposition of the PFIC stock, or an excess distribution from the PFIC stock whether or not the income is distributed by the Fund to its shareholders. In general, such gains or excess distributions are held to be earned ratably over the period the Fund held the PFIC stock. Amounts allocated to the Fund's prior taxable years will be taxed at the highest corporate rate in effect for that year and an interest factor will be added to the tax. Excess distributions and gains from the disposition of the PFIC stock are treated as ordinary income.

    Where feasible, the Fund intends to make either (1) a qualified electing fund ("QEF") election or (2) a mark-to-market election under IRS rules in order to avoid the imposition of a Fund level tax on its PFIC holdings.

    If a QEF election is made the Fund must include in its gross income its share of the ordinary earnings and net capital gains from the PFIC shares in the year that the election is made (and all future years the PFIC stock is held) regardless of whether distributions are received from the PFIC in the current year. This income would then be passed through to shareholders.

    Under a mark-to-market election, if the fair market value ("FMV") of the Fund's PFIC shares at the end of its taxable year is greater than the FMV of the shares at the beginning of its taxable year (or the date of purchase whichever is later), the difference will be included in the Fund's gross income whether or not the Fund's shares are sold in that year. This income would then be passed through to shareholders as ordinary income. Any mark-to-market gain recognized by the Fund would be added to its tax basis in the PFIC shares. If, however, as of the end of the Fund's taxable year the FMV of the PFIC shares has decreased relative to their FMV at the beginning of the year (or the date of purchase whichever is later), the Fund would not be entitled to recognize the loss.

    Shareholders who are not U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

    ACTIVITIES OF AFFILIATED COMPANIES
    ----------------------------------

    From time to time, as purchases of securities are made for the portfolios of companies affiliated with CIGNA Corporation it is possible that two or more portfolios may simultaneously purchase or sell the same security. To the extent that two or more such portfolios, buying or selling the same security, increase the total demand or supply, there may be an adverse effect on the price of such security or on the amount which the Fund can purchase or sell.

    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    ---------------------------------------------------

    All of the outstanding shares of each Fund are owned by CG Life, which is considered an "affiliate" of the Trust. CG Life is a stock life insurance company domiciled in the state of Connecticut. The offices of CG Life are located at 900 Cottage Grove Road, Bloomfield, CT 06002. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation.

    MANAGEMENT OF THE FUNDS
    -----------------------

    The Trustees and the executive officers of the Trust are listed below, together with information as to their principal occupations during the past five years and other principal business affiliations. Currently each holds the equivalent position as Trustee and/or officer of CIGNA Institutional Funds Group and CIGNA High Income Shares, and holds a similar position as Director and/or executive officer of INA Investment Securities, Inc. Correspondence with any Trustee or officer may be addressed to the Trust, 1380 Main Street, Springfield, Massachusetts 01103.

    R. BRUCE ALBRO*, 52, Senior Managing Director and Division Head, CIGNA Portfolio Advisers, a division of CII; Chairman of the Board and President, CIGNA Annuity Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc. Mr. Albro is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously Trustee, CIGNA Funds Group; Managing Director -Division Head, CII; Managing Director, CII; Senior Vice President, CII and CIGNA Investment Management Company and President, CIGNA Capital Brokerage, Inc.

    HUGH R. BEATH, 63, Managing Director, AdMedia Corporate Advisors, Inc. and Chairman of the Board of Directors, Beath Advisors, Inc. Previously Trustee, CIGNA Funds Group; Chairman, President and Chief Executive Officer, ADVO-System, Inc. (presently known as ADVO, Inc.) (direct mail advertising); Executive Vice President, Operations, John Blair & Co. (marketing and communications); President, Specialty Grocery Products Division, R. J. Reynolds Industries (consumer products); and Vice President and Treasurer, Heublein, Inc. (maker of distilled spirits).

    RUSSELL H. JONES, 51, Vice President, Kaman Corporation (helicopters and aircraft components, scientific research); Trustee, Connecticut Policy and Economic Counsel; Corporator, Hartford Seminary; Secretary, Bloomfield Chamber of Commerce.

    PAUL J. MCDONALD, 51, Executive Vice President, Finance and Chief Financial Officer, Friendly Ice Cream Corporation (family restaurants/dairy products); Chairman, Dean's Advisory Council, University of Massachusetts School of Management; Vice Chairman, Springfield YMCA; Corporator, Springfield Institution for Savings; Trustee, Springfield College. Previously, Vice President, Finance and Chief Financial Officer, Friendly Ice Cream Corporation.

    ARTHUR C. REEDS, III*, 51, President, CIGNA Investment Management (formerly known as CIGNA Investment Division); President and Director, CIGNA Investment Group, Inc. and CII; Director, CIGNA International Investment Advisors, Ltd. Mr. Reeds is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously Trustee, CIGNA Funds Group; Managing Director - Division Head, CIGNA Portfolio Advisers, a division of CII; Senior Vice President, CII.

    ALFRED A. BINGHAM III, 50, Vice President and Treasurer, CIGNA Annuity Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; Assistant Vice President, CII; previously Vice President and Treasurer, CIGNA Funds Group; Senior Vice President and Treasurer, CIGNA Investments, Inc.; Vice President and Treasurer, CIGNA Capital Brokerage, Inc.

    LAWRENCE S. HARRIS, 53, Senior Managing Director, CII; Vice President, CIGNA Annuity Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; previously Managing Director-Division Head, CII; Vice President, CIGNA Funds Group; Senior Vice President and Director, Alliance Capital Management L.P.

    JEFFREY S. WINER, 37, Counsel, CIGNA; Vice President and Secretary, CIGNA Annuity Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; previously Attorney, CIGNA; Associate, Tarlow, Levy, Harding & Droney (private law firm).


   *Trustees identified with an asterisk are considered interested persons within the meaning of the Investment Company Act of 1940, as amended, because of their affiliation with CIGNA Corporation or its affiliates.

   The Board has created an Audit Committee from among its members which meets periodically with representatives of Price Waterhouse LLP, independent accountants for the Trust, a Contracts Committee which, as part of its duties, considers the terms and the renewal of the Master Investment Advisory Agreement with CII and the Sub-Advisory Agreement with CIIA, and a Nominating Committee which considers the identification of new members of the Board and the compensation of Trustees. The Nominating Committee, Audit Committee and Contracts Committee consist of Trustees who are not affiliated with CIGNA Corporation or any of its subsidiaries.

   The Trust pays no compensation to any of its officers, other than the reimbursement of the costs of the Office of the Treasurer and the Office of the Secretary, or to any of its Trustees who are officers or employees of CIGNA Corporation or its affiliates. The following table shows compensation paid by the Trust and other investment companies in the CIGNA fund complex to Trust Trustees in 1994:

                                                    Pension or                      Total
                                                    Retirement                      Compensation
                                                    Benefits        Estimated       from Trust
                                                    Accrued As      Annual          and CIGNA
                                   Aggregate        Part of         Benefits        Fund Complex
    Name of Person,                Compensation     Trust           Upon            Paid to
    Position with Trust            from Trust       Expense         Retirement      Trustees (c)
   ---------------------------------------------------------------------------------------------
    R. Bruce Albro, Trustee,       $    -           $ -             $ -              $ -
    Chairman and President
    Hugh R. Beath, Trustee            3,600           -               -                22,400
    (a)
    Nathaniel S. Howe,                3,600           -               -                22,400
    Trustee (b)
    Worth Loomis, Trustee             3,600           -               -                22,400
    Arthur C. Reeds III,                -             -               -                 -
    Trustee
                                   ------------     ------------    ------------     -----------
                                   $10,800                                           $67,200
                                   =============    ============    ============     ===========

    (a) All of Mr. Beath's 1994 compensation was deferred under a deferred compensation plan for all CIGNA funds (the "Plan") in which he had an aggregate balance of $62,705 as of December 31, 1994. The Plan permits Trustees to defer receipt of all compensation or to revoke the election to defer receipt of Trustee fees and receive payment directly.

    (b) All of Mr. Howe's 1994 compensation was deferred under a deferred compensation plan (the "Plan") for all CIGNA funds in which he had an aggregate balance of $177,025 as of December 31, 1994. The Plan permits Trustees to defer receipt of all compensation or to revoke the election to defer receipt of Trustee fees and receive payment directly.

    (c) There were four (4) investment companies besides the Trust in the CIGNA fund complex.


INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------

The investment adviser to each of the Funds is CII, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIIA serves as investment sub-adviser to CIGNA Variable Products International Stock Fund. CII also serves as investment adviser for investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. CII and other affiliates of CIGNA Corporation manage combined assets of over $70 billion. CII's mailing address is Hartford, Connecticut 06152.

Pursuant to a Master Investment Advisory Agreement between the Trust and CII, CII manages the investment and reinvestment of the assets of the Funds.

Subject to the control and periodic review of the Board of Trustees of the Trust, CII (CIIA in the case of CIGNA Variable Products International Stock
Fund) determines what investments shall be purchased, held, sold or exchanged for the account of the Funds, and what portion, if any, of the assets of the Funds shall be held in cash and other temporary investments. Accordingly, the role of the Trustees is not to approve specific investments, but rather to exercise a control and review function.

The Trust pays all expenses not specifically assumed by CII including compensation and expenses of Trustees who are not Directors, officers or employees of CII or any other affiliates of CIGNA Corporation; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Trust; taxes and corporate fees; legal fees incurred in connection with the affairs of the Trust; and expenses of meetings of the shareholders and Trustees.

CII, at its own expense, furnishes to the Trust office space and facilities and, except with respect to the Office of the Treasurer and Office of the Secretary as provided in the Master Investment Advisory Agreement, all personnel for managing the affairs of the Trust and each of Funds. The Trust and other registered investment companies advised by CII have agreed to reimburse CII for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. CII has estimated that in 1996 the total expenses of the Office of the Treasurer will not exceed $257,000 and the expenses of the Office of the Secretary are not expected to exceed $86,000. The portion of these expenses allocated to each Fund for calendar year 1996 are not expected to exceed the following amounts:

                                               Office of       Office of
                                             the Treasurer   the Secretary
                                             -------------   -------------
CIGNA Variable Products S&P 500                $38,902           $ 13,131
   Index Fund


In 1994 the costs reimbursed by the Trust for the Office of the Treasurer and the Office of the Secretary were $38,119 and $12,754, respectively.

The Board of Trustees of the Trust has approved the method under which this cost will be allocated to the Trust, and then to each Fund.

As full compensation for the investment management and all other services rendered by CII and any sub-adviser, each Fund pays CII a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Fund's average daily net assets, as follows: CIGNA Variable Products Income Fund - 0.50%; CIGNA Variable Products High Yield Fund - 0.75%; CIGNA Variable Products Money Market Fund - 0.35%; CIGNA Variable Products S&P 500 Index Fund - 0.25%; and CIGNA Variable Products International Stock Fund -0.80%. Reflecting the specialized nature of their investment policies, the management fees paid by CIGNA Variable Products High Yield Fund and CIGNA Variable Products International Stock Fund exceed those paid by most other investment companies. These fees, however, do not exceed those paid by funds with similar investment objectives.

Trust-wide expenses not identifiable to any particular Fund will be allocated among the Funds. CII has agreed to reimburse the Funds to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of a Fund exceed a percentage of the value of the relevant Fund's average daily net assets, as follows: CIGNA Variable Products High Yield Fund - 1.25%; CIGNA Variable Products Income Fund - 1%; CIGNA Variable Products International Stock Fund - 1.25%; CIGNA Variable Products Money Market Fund - 0.70%; and CIGNA Variable Products S&P 500 Index Fund - 0.60%.

CIGNA Variable Products S&P 500 Index Fund incurred a management fee payable to CII of $201,131, $226,788 and $237,233 for fiscal years 1994, 1993 and 1992, respectively. The amounts payable were not reduced by the then applicable expense limitation.

The Master Investment Advisory Agreement provides that it will continue from year to year as to a Fund provided that such continuance is specifically approved at least annually: (a) by a vote of the "majority of the outstanding voting securities" (as such term is defined in the 1940 Act) of that Fund or by the Board of Trustees of the Trust, and (b) by a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Acct) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provides that it (i) may be terminated at any time without penalty (a) upon 60 days' written notice by vote of the Trustees of the Trust, or with respect to any Fund, by vote of a majority of the outstanding voting securities of such Fund, or (b) by CII upon 90 days' written notice to the Trust in the case of the Master Investment Advisory Agreement and (ii) will automatically terminate in the event of its "assignment" (as such term is defined in the 1940 Act).

The Master Trust Agreement acknowledges CIGNA Corporation's control over the name "CIGNA." The Trust and the Fund would be obliged to change their names to eliminate the word "CIGNA" (to the extent they could lawfully do so) in the event CIGNA Corporation were to withdraw its permission for use of such name. CIGNA Corporation has agreed not to withdraw such permission from the Trust or a series of the Trust so long as an affiliate of CIGNA Corporation shall be the investment adviser for such series.

The Trust's Custodian and Transfer Agent is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02107. Under its Custodian Agreement, State Street maintains the portfolio securities of each Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio, determines the net asset value of shares of each Fund on a daily basis and performs such other ministerial duties as are included in the Custodian Agreement and Agency Agreement, copies of which are on file with the Securities and Exchange Commission.

Price Waterhouse LLP acts as independent accountants for the Trust. Its offices are at 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP representatives annually perform an audit of the financial statements of the Trust and provide accounting advice and services throughout the year. Price Waterhouse LLP reports its activities and the results of its audit to the Audit Committee of the Board of Trustees. Price Waterhouse LLP also provides certain tax advice to the Trust.

PORTFOLIO TURNOVER AND BROKERAGE ALLOCATION
-------------------------------------------

It is anticipated that the Funds' annual portfolio turnover will not exceed 100%. With respect to CIGNA Variable Products Money Market Fund, CIGNA Variable Products High Yield Fund and CIGNA Variable Products Income Fund, purchases and sales of portfolio securities are generally transacted with the issuer or a primary market maker of these securities on a net basis, without any brokerage commission being paid by the Funds for such purchases. Purchases from dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases and sales for CIGNA Variable Products S&P 500 Index Fund and CIGNA Variable Products International Stock Fund generally involve a broker.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up as well as a disclosed, fixed commission or discount retained by the underwriter or dealer.

It is the policy of CII on behalf of its clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and spreads, and research services received, consistent with obtaining best execution.

In seeking best execution, CII selects broker/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.

The officers of CII determine, generally without limitation, the broker/dealers through whom, and the commission rates or spreads at which, securities transactions for client accounts are executed. The officers of CII may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if they determine that such amount of commission is reasonable in relation to the value of the brokerage or research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or CII's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by CII or accounts advised by other investment advisers which are related persons of CII.

If two or more broker/dealers are considered able to offer the same favorable price with the equivalent likelihood of best execution, the officers of CII may prefer the broker/dealer who has furnished research services. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts.

Research services are used in advising all accounts, including accounts advised by related persons of CII, and not all such services are necessarily used by CII in connection with the specific account that paid commissions to the broker/dealer providing such services.

The overall reasonableness of brokerage commissions paid is evaluated continually. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

In addition, CII may, if permitted by applicable law, pay for products or services other than brokerage and research services with brokerage commissions as recently interpreted in SEC Release 34-23170 dated April 23, 1986. Pursuant to that release, products and services which provide lawful and appropriate assistance to CII's investment decision-making process may be paid for with brokerage commissions to the extent such products and services are used in that process. Where the research service product has a mixed use, that is, the product may serve a number of functions certain of which are not related to the making of investment decisions, CII allocates the cost of the product on a basis which they deem reasonable, according to the various uses of the product, and maintain records documenting the allocation process followed. Only that portion of the cost of the product allocable to research services is paid from the Fund. The Fund does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures, except in new issue fixed price underwritings.

The Trust does not presently allocate brokerage commissions to, or place orders for portfolio transactions with, either directly or indirectly, brokers based on their sales of shares of the Funds. Except as noted, the Trust does not utilize an affiliated broker in effecting portfolio transactions and does not recapture commissions paid in such transactions. Brokerage commissions paid by CIGNA Variable Products S&P 500 Index Fund for 1994, 1993 and 1992 totaled $3,100, $208,900 and $136,500, respectively, substantially all of which were paid to firms which provided research services to CII.

As of December 31, 1994, Sanford C. Bernstein & Co., Inc. ("SCB") reported beneficial ownership of approximately 8.80% of the outstanding common shares of CIGNA Corporation. Accordingly, CIGNA may be deemed to be an affiliated person of SCB pursuant to the provisions of the Investment Company Act of 1940, as amended. As long as CIGNA may be deemed to be an affiliated person of SCB, the Funds will not engage in any transaction with SCB when it is acting for its own account and will engage in brokerage transactions with SCB only under circumstances where the commission, spread or profit received by SCB is fair and reasonable pursuant to rules established by the Securities and Exchange Commission and procedures adopted and monitored by the Board of Trustees of the Trust.

During 1994, the Trust paid no brokerage commissions to SCB. This amount of brokerage commissions represented less than 1% of the aggregate of brokerage and underwriting commissions paid by that Fund in 1994 and represented less than 1% of the total value of the Fund's portfolio transactions which involved brokerage or underwriting commissions.

PERFORMANCE INFORMATION
-----------------------

Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements if accompanied by performance of your Life Company's separate account. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

          Advertising Age              Financial Times           Kiplinger
          Barron's                     Financial Weekly          Money
          Barron's/Nelson's            Financial World           Mutual Fund Forecaster
          Best's Review                Forbes                    Nation's Business
          Broker World                 Fortune                   New York Times
          Business Week                Global Investor           Pensions World
          Changing Times               Hartford Courant          Pensions & Investments
          Christian Science Monitor    Institutional Investor    Personal Investor
          Consumer Reports             Insurance Forum           Philadelphia Inquirer
          Economist                    Insurance Weekly          The Times (London)
          Equity International         International Business    USA Today
          FACS of the Week               Week                    U.S. News & World Report
          Far Eastern                  Investing                 Wall Street Journal
            Economic Review            Investor's Chronicle      Washington Post
          Financial Adviser            Investor's Daily          CNN
          Financial Planning           Journal of the American   CNBC
          Financial Product News         Society of CLu & ChFC   PBS
          Financial Services Week

    Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:



         Lipper Analytical Services        Stanger
         CDA Investment Technologies, Inc. Weisenberger
         Frank Russell Co.                 Micropal, Ltd.
         InterSec Research

    Although performance data may be useful to prospective investors in comparing with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

    Total Return Quotations
    -----------------------

    The standard formula for calculating total return, as described in the prospectus, is as follows:
                                 P(1+T)/n/=ERV

    Where  P      =  A hypothetical initial payment of $1,000.
           T      =  average annual total return.
           n      =  number of years.

           ERV    =  ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

    Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

    Where  P      =  A hypothetical initial payment of $1,000.
           V      =  cumulative total return.
           ERV    =  ending redeemable value of a hypothetical $1,000
                     payment at the end of the stated period.

    The average annual total returns for CIGNA Variable Products S&P 500 Index Fund for the one, five and ten year periods (or since inception, if shorter) ended December 31, 1994 were as follow:

                                Periods ended December 31, 1994
    CIGNA Variable Products     1 Year        5 Years   10 Years
                                ------        -------   --------
       S&P 500 Index Fund        0.67%          7.22%     11.80%

    Yield Quotations
    ----------------

    The standard formula for calculating yield for each Fund except CIGNA Variable Products Money Market fund, as described in the prospectus, is as follows:

                      YIELD = 2[((a-b)/(c x d) + 1)/6/-1]

    Where   a     =   dividends and interest earned during a stated 30 day
                      period. For purposes of this calculation, dividends are
                      accrued rather than recorded on the ex-dividend date.
                      Interest earned under this formula must generally be
                      calculated based on the yield to maturity of each
                      obligation (or, if more appropriate, based on yield to
                      call date).

            b     =   expense accrued during period (net of reimbursement).
            c     =   the average daily number of shares outstanding during
                      the period.
            d     =   the maximum offering price per share on the last day of
                      the period.

    The standard formula for calculating annualized yield for CIGNA Variable Products Money Market Fund, as described in the prospectus, is as follows:


                      Y = V\1\ - V\o\   365
                                        ---
                                         7
    Where   Y     =   annualized yield.
            V\o\  =   the value of a hypothetical pre-existing account in
                      the Fund having a balance of one share at the
                      beginning of a stated seven-day period.
            V\1\  =   the value of such an account at the end of the stated
                      period.

            V\1\  =   the value of such an account at the end of the stated
                      period.

    The standard formula for calculating effective annualized yield for CIGNA Variable Products Money Market Fund, as described in the prospectus, is as follows:

                      EY = [(Y+1)/365/7/] -1

    Where EY      =   effective annualized yield.
          Y       =   annualized yield, as determined above.

    For the purpose of the annualized yield and effective annualized yield, the net change in the value of the hypothetical CIGNA Variable Products Money Market Fund account reflects the value of additional shares purchased with dividends from the original share and any such additional shares, and all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation.

    PURCHASE, REDEMPTION AND PRICING OF SECURITIES
    ----------------------------------------------

    The Funds may suspend redemptions or postpone the date of payment during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or trading on such Exchange is restricted; (b) the Securities and Exchange Commission has by order permitted such suspension for the protection of the Fund's shareholders; or
    (c) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

    A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. Additional information concerning purchase and redemption of securities may be found in the current prospectus for the Funds.

    CIGNA Variable Products Money Market Fund.  The investments of CIGNA
    ------------------------------------------
    Variable Products Money Market Fund are valued at amortized cost. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. The amortized cost method may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

    The valuation of the investments of CIGNA Variable Products Money Market Fund at amortized cost is permitted by the Securities and Exchange Commission, and the Fund is required to adhere to certain conditions so long as it uses this valuation method. CIGNA Variable Products Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will purchase only instruments having remaining maturities of one year or less (except as otherwise noted under "Variable and Floating Note Instruments" under "Description of Money Market Instruments" in this Statement of Additional Information) and will invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has also established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using readily available market quotations in which case, the net asset value could possibly be greater or less than $1.00 per share.

    CIGNA Variable Products Income Fund, CIGNA Variable Products High Yield
    -----------------------------------------------------------------------
    Fund, CIGNA Variable Products S&P 500 Index Fund and CIGNA Variable Products
    ----------------------------------------------------------------------------
    International Stock Fund.  Information describing the valuation of
    -------------------------
    securities held in these Funds is found in the prospectus under "Computation of Net Asset Value."

    DIVIDENDS
    ---------

    Information concerning dividends is found in the current prospectus for the Funds.

    LIMITATION ON TRANSFERS
    -----------------------

    Whenever the Trust or its duly appointed transfer agent is requested to transfer Fund shares to other than an Eligible Purchaser, the Trust has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Trust must notify the transferee or transferee of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

    RATINGS OF SECURITIES
    ---------------------

    Description of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") commercial paper and bond rating:

    COMMERCIAL PAPER RATINGS--Standard & Poor's commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

    The two highest categories, A-1 and A-2, are described as follows:

    "A-1" This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    "A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

    Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The two highest designations are as follows:

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         .  Leading market positions in well-established industries.

         .  High rates of return on funds employed.

         . Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         . Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    BOND RATINGS--S&P describes its ratings for corporate bonds as follows:

    AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A   - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB-B-CCC-CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
    While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    Moody's describes its ratings for corporate bonds as follows:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A   - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba - Bonds which are rated Ba are judged to have speculative elements, their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C   - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    MUNICIPAL BOND RATINGS--The four highest ratings of Moody's for Municipal Bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated municipal bonds. The Aaa- and Aa-rated municipal bonds comprise what are generally known as "high-grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper-medium-grade obligations." Factors giving security to principal and interest of A-rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium-grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

    The four highest ratings of Standard & Poor's for municipal bonds are AAA (Prime), AA (High Grade), A (Good Grade) and BBB (Medium Grade). Municipal bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues."

    The category of A describes "the third strongest capacity for payment-of-debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because with respect to general obligation bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate. The BBB rating is the lowest "investment-grade" security rating by Standard & Poor's. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

                            REGISTRATION STATEMENT
                                      on
                                   FORM N-1A

                          PART C:  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
-------------------------------------------

(a)  Financial Statements:

     PART A:

     None

     PART B:

     The following Financial Statements of Companion Fund are incorporated by reference to Part B from the Semiannual Report to Shareholders of CG Variable Annuity Accounts I and II dated June 30, 1995 and filed with the Securities and Exchange Commission on September 1, 1995:

     Report of Independent Accountants
     Statement of Assets and Liabilities, June 30, 1995
     Statement of Changes in Net Assets, Six months ended June 30, 1995 Statement of Operations, Six months ended June 30, 1995
     Notes to Financial Statements
     Investments in Securities, June 30, 1995

(b)  Exhibits

     (1) The Master Trust Agreement of Registrant dated as of February 4, 1988, incorporated by reference to the Registrant's initial Registration Statement filed February 26, 1988.

  * (1a) Amendment No. 1 to Registrant's Master Trust Agreement dated as of October 13, 1995.

     (2) The By-Laws of Registrant, incorporated by reference to the Registrant's initial Registration Statement filed on February 26, 1988.

     (2a) Amendment No. 1 to By-Laws of CIGNA Variable Products Group dated as of October 25, 1988, incorporated by reference to Post-Effective Amendment #7 to the Registrant's Registration Statement filed March 1, 1994.

     (2b) Amendment No. 2 to By-Laws of CIGNA Variable Products Group dated as of October 27, 1992, incorporated by reference to Post-Effective Amendment #7 to the Registrant's Registration Statement filed March 1, 1994.

     (2c) Amendment No. 3 to By-Laws of CIGNA Variable Products Group dated as of February 11, 1994, incorporated by reference to Post-Effective Amendment #7 to the Registrant's Registration Statement filed March 1, 1994.

     (3)   None.

___________________________
 *Filed Herewith

     (4) Article IV and Article V of Registrant's Master Trust Agreement dated as of February 4, 1988 as amended by Amendment No. 1 to Registrant's Master Trust Agreement dated as of October 13, 1995, as heretofore incorporated by reference as Exhibits (1) and (1a), respectively.

     (5) The Master Investment Advisory Agreement dated as of April 26, 1988 between CIGNA Variable Products Group and CIGNA Investments, Inc., incorporated by reference to Pre-Effective Amendment #1 to the Registrant's Registration Statement filed April 28, 1988.

     (6)   None.

     (7)   None.

     (8) The Custodian Contract dated as of April 15, 1988 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Pre-Effective Amendment #1 to the Registrant's Registration Statement filed April 28, 1988.

     (9) The Transfer Agency and Service Agreement dated April 15, 1988 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Pre-Effective Amendment #1 to the Registrant's Registration Statement filed April 28, 1988.

     (9a) The Agreement For Use Of The Term "CIGNA" dated February 4, 1988 between CIGNA Variable Products Group and CIGNA Corporation, incorporated by reference to Pre-Effective Amendment #1 to the Registrant's Registration Statement filed April 28, 1988.

  *  (9b)  Form of Trustees' Deferred Fee Agreement.

     (10)  Opinion of Counsel to be filed by amendment.

     (11)  Consent of Price Waterhouse to be filed by amendment.

     (12)  None.

     (13)  None.

     (14)  None.

     (15)  None.

     (16)  None.

     (17)  Financial Data Schedule to be filed by amendment.

     (18)  None.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-----------------------------------------------------------------------

As of the date hereof, no person is directly controlled by CIGNA Variable Products Group. Shares of series of CIGNA Variable Products Group are owned by Connecticut General Life Insurance Company for the benefit of variable annuity and/or variable life insurance contractholders.


___________________________
 *Filed Herewith

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
-----------------------------------------

                       (1)
     Title of Class:  Shares of Beneficial Interest

                       (2)
     Number of Record Holders as of October 16, 1995:  -1-

           ----------------------------------------

ITEM 27. INDEMNIFICATION.
-------------------------

The Master Trust Agreement dated February 4, 1988, as amended, provides, among other things, for the indemnification out of the Registrant's assets (or the assets of a series of the Registrant where applicable) of the Trustees and officers of the Registrant against all liabilities incurred by them in such capacity, except for liability by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Trustees may consult counsel or other experts concerning the meaning and operation of the Master Trust Agreement, and may rely upon the books and records of the Registrant. Trustees are not liable for errors of judgment, mistakes of fact or law, or for the negligence of other Trustees or the Registrant's officers or agents. Trustees are not required to give a bond or other security for the performance of their duties. Payments in compromise of any action brought against a Trustee or officer may be paid by the Registrant if approved by either a majority of disinterested Trustees or by independent legal counsel. The right of indemnification under the Master Trust Agreement is not exclusive of any other rights to which the Trustees or officers may be entitled.

The Master Trust Agreement, as amended, also provides that shareholders shall be indemnified and held harmless by the applicable series of the Registrant with respect to actions brought against them in their capacity as shareholders. Also, the Master Trust Agreement, as amended, provides that creditors of a series of the Registrant may look only to the assets of that series for payment; and neither shareholders nor Trustees shall be personally liable therefor. All instruments executed on behalf of the Registrant are required to contain a statement to the effect of the foregoing.

CIGNA Investments, Inc., the Registrant and other investment companies managed by CIGNA Investments, Inc., their officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Management Errors and Omissions Insurance Policy in the amount of $10,000,000 offered by Lexington Insurance Company, an affiliate of American International Group on a joint policy basis with CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17d-1(e)(7) under the Investment Company Act of 1940.

In addition, the Registrant and other investment companies managed by CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. are insured under a National Union Fire Insurance Company of Pittsburgh, PA Investment Company Blanket Bond with a stated maximum coverage of $10,000,000. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17g-1 under the Investment Company Act of 1940.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
--------------------------------------------------------------

As of the date hereof, CIGNA Investments, Inc. ("CII") serves as investment adviser to two series of shares of CIGNA Annuity Funds Group known as CIGNA Annuity Income Fund and CIGNA Annuity Money Market Fund; to CIGNA

Institutional Funds Group and its series of shares known as CIGNA International Stock Fund; to CIGNA Variable Products Group and its series of shares known as CIGNA Variable Products High Yield Fund, CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund, CIGNA Variable Products Money Market Fund and CIGNA Variable Products S&P 500 Index Fund; and to CIGNA High Income Shares (CIGNA Annuity Funds Group, CIGNA Institutional Funds Group, CIGNA High Income Shares and CIGNA Variable Products Group known collectively as the "Trusts"); and INA Investment Securities, Inc. ("IIS"), all of which (except for IIS and CIGNA High Income Shares) are open-end investment companies, and to certain other companies, most of which are affiliated with CIGNA Corporation. For a description of the business of CII, see its most recent Form ADV (File No. 80l-l8094) filed with the Securities and Exchange Commission. The principal business address of each of the foregoing companies is as follows:

     CII - 900 Cottage Grove Road, Bloomfield, Connecticut  06002

     The Trusts and each of their series of shares - 1380 Main Street, Springfield, Massachusetts 01103

     IIS - Two Liberty Place, 1601 Chestnut Street, Philadelphia, Pennsylvania 19192


Substantial business and other connections of the directors and officers of CII during the past two fiscal years are listed below:

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Harold W. Albert                  Director and Counsel, CII; Director, CIGNA
                                  International Investment Advisors, Ltd.**;
                                  Chief Counsel, CIGNA Investment Management, a
                                  division of CIGNA Corporation*; Counsel, CIGNA
                                  Investment Advisory Company, Inc.*; Director,
                                  Senior Vice President and Chief Counsel, CIGNA
                                  Investment Group, Inc.*; Director, Connecticut
                                  General Pension Services, Inc.*

Robert W. Burgess                 Director, CII and CIGNA International
                                  Investment Advisors, Ltd.**; Chief Financial
                                  Officer, CIGNA Investment Management, a
                                  division of CIGNA Corporation*; Director and
                                  Senior Vice President, CIGNA Investment Group,
                                  Inc.*; Director, Connecticut General Pension
                                  Services, Inc.*

Arthur C. Reeds, III              President, CIGNA Investment Management, a
                                  division of CIGNA Corporation*; President and
                                  Director, CII and CIGNA Investment Group,
                                  Inc.*; President, CIGNA Investment Advisory
                                  Company, Inc.*; Director, CIGNA International
                                  Investment Advisors, Ltd.**; Trustee, the
                                  Trusts; Director, IIS.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
R. Bruce Albro                    Senior Managing Director, CII and CIGNA
                                  Investment Advisory Company, Inc.*; Chairman
                                  of the Board, President and Trustee, the
                                  Trusts; Chairman of the Board, President and
                                  Director, IIS; previously Managing Director -
                                  Division Head, CII; Managing Director, CII.

Mary Louise Casey                 Senior Managing Director, CII.

Richard H. Forde                  Senior Managing Director, CII and CIGNA
                                  Investment Advisory Company, Inc.*; President,
                                  Senior Managing Director and Director, CIGNA
                                  International Investment Advisors, Ltd.**;
                                  Vice President, CIGNA Institutional Funds
                                  Group; previously Managing Director, CII,
                                  CIGNA Investment Advisory Company, Inc.* and
                                  CIGNA International Investment Advisors,
                                  Ltd.**

Edward F. Guay                    Senior Managing Director and Chief Economist,
                                  CII; Managing Director, CIGNA Investment
                                  Advisory Company, Inc.*; previously, Managing
                                  Director, CII.

Lawrence S. Harris                Senior Managing Director, CII and CIGNA
                                  Investment Advisory Company, Inc.*; Vice
                                  President, CIGNA Annuity Funds Group, CIGNA
                                  High Income Shares, CIGNA Variable Products
                                  Group and IIS; previously Managing Director -
                                  Division Head, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Malcolm S. Smith                  Senior Managing Director, CII; Director and
                                  Senior Managing Director, CIGNA Investment
                                  Advisory Company, Inc.*; previously Managing
                                  Director - Division Head, CII and CIGNA
                                  Investment Advisory Company, Inc.*

Philip J. Ward                    Senior Managing Director, CII; Director and
                                  Senior Managing Director, CIGNA Investment
                                  Advisory Company, Inc.*; previously Managing
                                  Director - Division Head, CII and CIGNA
                                  Investment Advisory Company, Inc.*

J. Robert Andrews                 Managing Director, CII.

Julia B. Bazenas                  Managing Director, CII; previously Vice
                                  President, CII.

Mark E. Benoit                    Managing Director, CII; previously Vice
                                  President, CII.

Susan B. Bosworth                 Managing Director, CII; previously Vice
                                  President, CII.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Thomas J. Bowen                   Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Richard H. Chase                  Managing Director, CII; previously Vice
                                  President, CII.

Rosemary C. Clarke                Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

James F. Coggins, Jr.             Managing Director, CII.

Dorothy Cunningham                Managing Director, CII; previously Vice
                                  President, CII.

Robert F. DeLucia                 Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Lawrence A. Drake                 Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Denise T. Duffee                  Managing Director, CII; previously Vice
                                  President, CII.

John G. Eisele                    Managing Director, CII; previously Vice
                                  President, CII.

Robert Fair                       Managing Director, CII; previously Vice
                                  President, CII.

John P. Feeney                    Managing Director, CII; previously Vice
                                  President, CII.

Thomas R. Foley                   Managing Director, CII; previously Vice
                                  President, CII.

Chris W. Jacobs                   Managing Director, CII.

David R. Johnson                  Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Richard H. Kupchunos              Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*; previously Senior
                                  Vice President, CII.

James R. Kuzemchak                Managing Director, CII.

David A. Leone                    Managing Director, CII; previously Vice
                                  President, CII.

Edward Lewis                      Managing Director, CII.

Timothy J. Lord                   Managing Director, CII.

Thomas P. Mahoney                 Managing Director, CII.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Richard B. McGauley               Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Bret E. Meck                      Managing Director, CII; previously Vice
                                  President, CII.

Stephen J. Olstein                Managing Director, CII.

Stephen A. Osborn                 Managing Director, CII.

Alan C. Petersen                  Managing Director, CII; Vice President, CIGNA
                                  High Income Shares.

Robert E. Peterson                Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Anthony J. Pierson                Managing Director, CII.

Leon Pouncy                       Managing Director, CII; previously Vice
                                  President, CII.

Donald F. Rieger, Jr.             Managing Director, CII.

James H. Rogers                   Managing Director, CII; previously Vice
                                  President, CII.

James G. Schelling                Managing Director, CII.

Linda W. Schumann                 Managing Director, CII.

Thomas M. Smith                   Managing Director, CII; previously Vice
                                  President, CII.

James W. Spann                    Managing Director, CII.

Joseph W. Springman               Managing Director, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Susan S. Sullivan                 Managing Director, CII.

William A. Taylor                 Managing Director, CII; previously Vice
                                  President, CII.

George Varga                      Managing Director, CII; previously Vice
                                  President, CII.

Stephen H. Wilson                 Managing Director, CII.

James A. White                    Senior Vice President, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Barry L. Adams                    Vice President, CII, CIGNA Investment Advisory
                                  Company, Inc.*, CIGNA Investment Group, Inc.*,
                                  CIGNA International Investment Advisors,
                                  Ltd.** and Connecticut General Pension
                                  Services, Inc.*

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Jean M. Anderson                  Vice President, CII.

Paul A. Bankson                   Vice President, CII; Vice President,
                                  Connecticut General Pension Services, Inc.*

Paul Bergsteinsson                Vice President, CII, CIGNA Investment Advisory
                                  Company Inc.*, CIGNA International Investment
                                  Advisors, Ltd.** and Connecticut General
                                  Pension Services, Inc.*

Marcy F. Blender                  Vice President, CII, CIGNA Investment Advisory
                                  Company, Inc.*, CIGNA Investment Group, Inc.*
                                  and Connecticut General Pension Services,
                                  Inc.*; previously Treasurer, CIGNA
                                  International Investment Advisors, Ltd.**,
                                  CIGNA Investment Group, Inc.* and Connecticut
                                  General Pension Services, Inc.*

Marguerite A. Boslaugh            Vice President, CII.

Gail E. Bruhn                     Vice President, CII.

William C. Carlson                Vice President, CII.

Antonio M. Caxide                 Vice President, CII.

Rosemary S. Cleaves               Vice President, CII; President and Director,
                                  Connecticut General Pension Services, Inc.*

Nancy M. Corrigan                 Vice President, CII; previously Director
                                  Business Planning and Control, CIGNA
                                  Investment Division (now known as CIGNA
                                  Investment Management), a division of CIGNA
                                  Corporation*.

Lee P. Crockett                   Vice President, CII; previously Vice
                                  President, Textron Investment Management Co.,
                                  Inc., Providence, RI.

Michael P. Daly                   Vice President and Economist, CII.

Mark V. DePucchio                 Vice President, CII.

Eric C. DiMiceli                  Vice President, CII.

Celia R. Dondes                   Vice President, CII.

Michael Q. Doyle                  Vice President, CII.

Ronald J. Dupont                  Vice President, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Robert W. Eccles                  Vice President, CII.

Richard L. Fletcher               Vice President, CII.

Jonathan S. Frankel               Vice President, CII.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Ivy B. Freedman                   Vice President, CII.

Keith A. Gollenberg               Vice President, CII.

Maurice Gordon                    Vice President, CII.

William J. Grady                  Vice President, CII.

Mark R. Harrison                  Vice President, CII.

Debra J. Height                   Vice President, CII.

Chuel D. Hwang                    Vice President, CII.

Edward B. Johns                   Vice President, CII.

Thomas W. Johnson                 Vice President, CII.

William E. Johnson                Vice President, CII; previously Assistant Vice
                                  President, CIGNA Investment Division (now
                                  known as CIGNA Investment Management), a
                                  division of CIGNA Corporation*.

Patricia F. Judd                  Vice President, CII.

Peter K. Kofoed                   Vice President, CII; previously Associate and
                                  Asset Manager-Real Estate, CIGNA Investment
                                  Division (now known as CIGNA Investment
                                  Management), a division of CIGNA Corporation*.

Mark S. Korinek                   Vice President, CII.

James R. Lagasse                  Vice President, CII.

Mary S. Law                       Vice President, CII.

Paul T. Martin                    Vice President, CII.

Joseph G. Mazon                   Vice President, CII.

Daniel McDonough                  Vice President, CII; Vice President, CIGNA
                                  International Investment Advisors, Ltd.**

Linda L. Morel                    Vice President, CII.

Stephen J. Myott                  Vice President, CII; previously Assistant
                                  Treasurer of various entities which are
                                  subsidiaries or affiliates of CIGNA
                                  Corporation*.

Alpha O. Nicholson, III           Vice President, CII.

Donald E. Norton                  Vice President, CII.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Ann Marie O'Rourke                Vice President, CII; previously Assistant Vice
                                  President-Real Estate Investment Accounting
                                  and Director-Real Estate Investment
                                  Accounting, CIGNA Investment Division (now
                                  known as CIGNA Investment Management), a
                                  division of CIGNA Corporation*.

Pamela S. Peck                    Vice President, CII.

Scott S. Piccone                  Vice President, CII.

Geoffrey R. Plume                 Vice President, CII.

Thomas J. Podgorski               Vice President, CII.

Claire M. Porter                  Vice President, CII.

Suresh Raghaven                   Vice President, CII.

Michael J. Riccio                 Vice President, CII.

Stephen L. Roberts                Vice President, CII.

Timothy F. Roberts                Vice President and Compliance Officer, CII;
                                  Vice President, International Finance/Global
                                  Compliance, CIGNA Investment Management, a
                                  division of CIGNA Corporation*; Vice President-
                                  Finance and Compliance Officer, CIGNA
                                  International Investment Advisors, Ltd.**;
                                  Compliance Officer, CIGNA Investment Advisory
                                  Company, Inc.*

Peter F. Roby                     Vice President, CII.

Frank Sataline, Jr.               Vice President, CII.

Doreen M. Schlicht                Vice President, CII.

John R. Schumann                  Vice President, CII.

John A. Shaw                      Vice President, CII.

Thomas P. Shea, III               Vice President, CII.

Stephen C. Stachelek              Vice President, CII.

Carlton C. Taylor                 Vice President, CII.

Patrick H. Thompson               Vice President, CII.

Ruth D. VanWinkle                 Vice President, CII and CIGNA Investment
                                  Advisory Company, Inc.*

Victor J. Visockis, Jr.           Vice President, CII.

Henry C. Wagner, III              Vice President, CII.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
William Weissenburger, Jr.        Vice President, CII; Assistant Vice President,
                                  Connecticut General Pension Services, Inc.*

Carey A. White                    Vice President, CII.

Deborah B. Wiacek                 Vice President, CII.

William S. Woodsome               Vice President, CII.

Alfred A. Bingham III             Assistant Vice President, CII; Vice President
                                  and Treasurer, the Trusts and IIS; previously
                                  Senior Vice President and Treasurer, CII.

David C. Kopp                     Secretary, CII, CIGNA Investment Advisory
                                  Corporation*, CIGNA International Investment
                                  Advisors, Ltd.**, CIGNA Investment Group,
                                  Inc.* and Connecticut General Pension
                                  Services, Inc.*; Assistant General Counsel and
                                  Assistant Corporate Secretary, CIGNA
                                  Corporation*; Corporate Secretary, Connecticut
                                  General Life Insurance Company*.

CIGNA International Investment Advisors, Ltd. ("CIIA") serves as sub-adviser to CIGNA Variable Products International Stock Fund, a series of shares of the Registrant. CIIA is an indirect, wholly-owned subsidiary of CIGNA Corporation and an affiliate of CII. The principal address of CIIA is Park House, 7th Floor, 16 Finsbury Circus, London EC2M 7AX, England.

Substantial business and other connections of the Directors and officers of CIIA during the past two fiscal years are listed below:

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Harold W. Albert                  Director, CIIA; Director and Counsel,
                                  CII*;Chief Counsel, CIGNA Investment
                                  Management, a division of CIGNA Corporation*;
                                  Counsel, CIGNA Investment Advisory Company,
                                  Inc.*; Director, Senior Vice President and
                                  Chief Counsel, CIGNA Investment Group, Inc.*;
                                  Director, Connecticut General Pension
                                  Services, Inc.*

Robert W. Burgess                 Director, CIIA and CII*; Chief Financial
                                  Officer, CIGNA Investment Management, a
                                  division of CIGNA Corporation*; Director and
                                  Senior Vice President, CIGNA Investment Group,
                                  Inc.*; Director, Connecticut General Pension
                                  Services, Inc.*

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
Richard H. Forde                  Director, President and Senior Managing
                                  Director, CIIA; Senior Managing Director, CII*
                                  and CIGNA Investment Advisory Company, Inc.*;
                                  Vice President, CIGNA Institutional Funds
                                  Group; previously Managing Director, CIIA,
                                  CII* and CIGNA Investment Advisory Company,
                                  Inc.*

Arthur C. Reeds, III              Director, CIIA; President, CIGNA Investment
                                  Management, a division of CIGNA Corporation*;
                                  President and Director, CII and CIGNA
                                  Investment Group, Inc.*; President, CIGNA
                                  Investment Advisory Company, Inc.*; Trustee,
                                  the Trusts; Director, IIS; previously,
                                  Managing Director - Division Head, CII;
                                  Director and Managing Director - Division
                                  Head, CIGNA Investment Advisory Company, Inc.*

John Townley                      Director, Resident Director and Division Head -
                                  International Systems, CIIA; previously
                                  Administrative Head - London Office, CIIA.

Barry L. Adams                    Vice President and Assistant Treasurer, CIIA.

Paul Bergsteinsson                Vice President and Assistant Treasurer, CIIA;
                                  Vice President, Treasurer or Assistant
                                  Treasurer of various other entities which are
                                  subsidiaries or affiliates of CIGNA
                                  Corporation*.

Antonio M. Caxide                 Vice President, CIIA and CII.

Matthew P. Hutchinson             Vice President, CIIA; previously, Fund
                                  Manager, CIIA.

Daniel McDonough                  Vice President, CIIA and CII.

Lee C. Mickelburough              Vice President, CIIA.

Timothy F. Roberts                Vice President - Finance and Compliance
                                  Officer, CIIA; Vice President and Compliance
                                  Officer, CII*; Vice President, International
                                  Finance/Global Compliance, CIGNA Investment
                                  Management, a division of CIGNA Corporation*;
                                  Compliance Officer, CIGNA Investment Advisory
                                  Company, Inc.*

Flora Kong                        Financial Controller, CIIA.

Joel W. Messing                   Counsel, CIIA.

Names of Officers and Directors   Positions with the Adviser and
of the Investment Adviser         Other Business Connections
-------------------------------   ------------------------------
David C. Kopp                     Secretary, CIIA, CII*, CIGNA Investment
                                  Advisory Corporation*, CIGNA Investment Group,
                                  Inc.* and Connecticut General Pension
                                  Services, Inc.*; Assistant General Counsel and
                                  Assistant Corporate Secretary, CIGNA
                                  Corporation*; Corporate Secretary, Connecticut
                                  General Life Insurance Company*.

ITEM 29. PRINCIPAL UNDERWRITERS.
--------------------------------

Registrant has no principal underwriter. CIGNA Financial Advisors, Inc., an indirect, wholly-owned subsidiary of CIGNA Corporation, is the distributor of variable annuity and variable life insurance contracts, the assets of which are invested in CIGNA Variable Products High Yield Fund, CIGNA Variable Products Income Fund, CIGNA Variable Products International Stock Fund, CIGNA Variable Products Money Market Fund, and CIGNA Variable Products S&P 500 Index Fund.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
------------------------------------------

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (15 U.S.C. 80a-30(a)) and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholder records are maintained by State Street Bank and Trust Company, Boston, Massachusetts. Registrant's corporate records and financial records are maintained c/o CIGNA Investments, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002.

ITEM 31. MANAGEMENT SERVICES.
-----------------------------

Not Applicable.


ITEM 32. UNDERTAKINGS.
----------------------

Not Applicable




______________________
  * 900 Cottage Grove Road, Bloomfield, CT
 ** Park House, 16 Finsbury Circus, London, England

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CIGNA Variable Products Group, has duly caused this Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomfield, and State of Connecticut on the 13th day of October, 1995.
                                -----

                                           CIGNA VARIABLE PRODUCTS GROUP

                                           R. Bruce Albro
                                           Chairman of the Board of Trustees
                                             and President


                                           By:  /s/ Jeffrey S. Winer
                                               -----------------------------
                                               Jeffrey S. Winer
                                               Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                           Title                  Date
   ---------                           -----                  ----
R. Bruce Albro                      Chairman of            October 13  , 1995
                                                                   ----
                                    the Board of
                                    Trustees and
                                    President (principal
                                    executive officer)
By:/s/  Jeffrey S. Winer
   -------------------------------
   Jeffrey S. Winer
   Attorney-in-Fact



   /s/  Alfred A. Bingham III
   -------------------------------
    Alfred A. Bingham III           Treasurer              October 13  , 1995
                                                                   ----
                                    (principal
                                    financial officer
                                    and principal
                                    accounting officer)

This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of the Registrant.

   R. Bruce Albro                     Paul J. McDonald
   Hugh R. Beath                      Arthur C. Reeds, III
   Russell H. Jones


By:/s/  Jeffrey S. Winer                                     October 13  , 1995
   --------------------------------                                  ----
   Jeffrey S. Winer

                       SECURITIES ACT FILE NO. 33-20333
                   INVESTMENT COMPANY ACT FILE NO. 811-5480

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A



                                                                      -------
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      -------
   Pre-Effective Amendment No.
                                                                      -------
   Post-Effective Amendment No. 9                                        X
                                                                      -------


                                                                      -------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                      -------




                                                                      -------
   Amendment No.                      9                                  X
                                                                      -------



                         CIGNA VARIABLE PRODUCTS GROUP
              (Exact Name of Registrant as Specified in Charter)

                    1380 Main Street, Springfield, MA 01103
                    (Address of Principal Executive Office)



                                   EXHIBITS

                                 EXHIBIT INDEX


(b) Exhibits

 * (1a) Amendment No. 1 to Registrant's Master Trust Agreement, dated as of October 13, 1995

 *  (9b)  Form of Trustees' Deferred Fee Agreement



______________________________
 *Filed Herewith